UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 7/31/11

Item 1.  Schedule of Investments.

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	CORPORATE NOTES & BONDS - 46.1%
	AGRICULTURE - 0.1%
$ 70,000	American Rock Salt Co. LLC/American Rock Capital Corp. - 144A	8.2500%		5/1/2018	$ 69,738

	AUTO PARTS & EQUIPMENT - 0.4%
200,000	Allison Transmission, Inc. - 144A	7.1250		5/15/2019	195,000
80,000	Visteon Corp. - 144A	6.7500		4/15/2019	78,200
					273,200
	BANKS - 12.7%
245,000	Abbey National Capital Trust I	8.9630	+	Perpetual	265,223
485,000	Abbey National Treasury Services PLC/London	4.0000		4/27/2016	475,198
310,000	Ally Financial, Inc.	0.0000	*	6/15/2015	240,638
320,000	Bank of America Corp.	5.6250		7/1/2020	331,846
360,000	Bank of America Corp.	5.7500		8/15/2016	380,480
355,000	Barclays Bank PLC	5.0000		9/22/2016	380,862
180,000	Barclays Bank PLC	5.2000		7/10/2014	194,472
235,000	Capital One Capital VI	8.8750		5/15/2040	247,191
85,000	Capital One Financial Corp.	6.1500		9/1/2016	95,051
150,000	Capital One Financial Corp.	7.3750		5/23/2014	170,742
686,000	Citigroup, Inc.	5.0000		9/15/2014	721,994
200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	5.2500		5/24/2041	203,390
210,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands - 144A	11.0000	+	Perpetual	269,056
215,000	Credit Suisse/New York NY	6.0000		2/15/2018	232,634
105,000	Goldman Sachs Group, Inc.	3.7000		8/1/2015	107,690
295,000	Goldman Sachs Group, Inc.	5.2500		7/27/2021	299,823
240,000	Goldman Sachs Group, Inc.	6.0000		6/15/2020	259,793
255,000	HSBC Holdings PLC	5.1000		4/5/2021	267,702
235,000	JPMorgan Chase & Co.	3.4500		3/1/2016	241,484
255,000	JPMorgan Chase & Co.	5.1250		9/15/2014	275,752
170,000	JPMorgan Chase & Co.	7.9000	+	Perpetual	182,842
255,000	KeyCorp	5.1000		3/24/2021	266,452
175,000	Lloyds TSB Bank PLC	4.8750		1/21/2016	180,241
275,000	Lloyds TSB Bank PLC	6.3750		1/21/2021	286,234
35,000	Morgan Stanley	5.5000		7/28/2021	35,950
215,000	Morgan Stanley	6.0000		4/28/2015	235,281
330,000	Morgan Stanley	6.6250		4/1/2018	366,356
445,000	Regions Financial Corp.	0.4165	+	6/26/2012	431,094
245,000	Regions Financial Corp.	4.8750		4/26/2013	244,694
245,000	Regions Financial Corp.	5.7500		6/15/2015	242,244
165,000	Resona Bank Ltd. - 144A	5.8500	+	Perpetual	171,281
165,000	Royal Bank of Scotland PLC	4.3750		3/16/2016	166,848
360,000	Royal Bank of Scotland PLC	5.6250		8/24/2020	362,563
165,000	Santander Issuances S.A Unipersonal - 144A	5.9110		6/20/2016	170,613
45,000	SunTrust Banks Inc.	5.2500		11/5/2012	47,193
150,000	Toronto-Dominion Bank	2.5000		7/14/2016	152,296
190,000	Wells Fargo & Co.	3.6760		6/15/2016	199,797
170,000	Wells Fargo & Co.	4.6000		4/1/2021	176,897
205,000	Wells Fargo Capital XIII	7.7000	+	Perpetual	212,431
					9,792,328

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	BEVERAGES - 0.5%
$ 370,000	Beverages & More, Inc. - 144A	9.6250%		10/1/2014	$ 390,812

	BUILDING MATERIALS - 0.1%
70,000	Building Materials Corp. of America - 144A	6.7500		5/1/2021	71,137

	CHEMICALS - 1.3%
120,000	Dow Chemical Co.	4.2500		11/15/2020	122,320
275,000	Dow Chemical Co.	5.9000		2/15/2015	313,222
300,000	Dow Chemical Co.	6.0000		10/1/2012	317,082
40,000	Huntsman International LLC	8.6250		3/15/2020	44,700
175,000	Solutia, Inc.	7.8750		3/15/2020	192,281
					989,605
	COMMERCIAL SERVICES - 1.6%
160,000	B-Corp Merger Sub, Inc. - 144A	8.2500		6/1/2019	159,400
275,000	Cenveo Corp.	7.8750		12/1/2013	263,656
300,000	DynCorp International, Inc.	10.3750		7/1/2017	303,000
170,000	Lender Processing Services, Inc.	8.1250		7/1/2016	172,125
330,000	Valassis Communications, Inc.	6.6250		2/1/2021	328,350
					1,226,531
	DIVERSIFIED FINANCIAL SERVICES - 5.5%
320,000	American Express Co.	7.2500		5/20/2014	367,760
205,000	Bear Stearns Cos LLC	7.2500		2/1/2018	246,910
150,000	Credit Suisse AG/Guernsey	5.8600	+	Perpetual	140,250
285,000	E*Trade Financial Corp.	7.8750		12/1/2015	291,412
200,000	Ford Motor Credit Co. LLC	5.0000		5/15/2018	198,750
420,000	General Electric Capital Corp.	2.8000		1/8/2013	430,126
360,000	General Electric Capital Corp.	4.3750		9/16/2020	363,841
175,000	General Electric Capital Corp.	5.3000		2/11/2021	186,309
135,000	GFI Group, Inc. - 144A	8.3750		7/19/2018	134,764
160,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000		1/15/2018	164,200
140,000	International Lease Finance Corp.	6.2500		5/15/2019	137,725
35,000	International Lease Finance Corp.	8.6250		9/15/2015	38,719
165,000	International Lease Finance Corp.	8.7500		3/15/2017	184,800
180,000	Macquarie Bank Ltd. - 144A	6.6250		4/7/2021	186,173
380,000	Macquarie Group Ltd. - 144A	6.2500		1/14/2021	384,799
355,000	Nomura Holdings, Inc.	4.1250		1/19/2016	364,134
70,000	Oppenheimer Holdings, Inc. - 144A	8.7500		4/15/2018	73,325
200,000	QBE Capital Funding III Ltd. - 144A	7.2500	+	5/24/2041	204,185
165,000	Woodside Finance Ltd. - 144A	4.6000		5/10/2021	166,350
					4,264,532
	ELECTRIC - 2.3%
185,000	Calpine Corp. - 144A	7.5000		2/15/2021	190,550
65,000	Calpine Corp. - 144A	7.8750		7/31/2020	68,250
85,000	CMS Energy Corp.	2.7500		5/15/2014	85,319
280,000	CMS Energy Corp.	6.2500		2/1/2020	303,800
85,000	Dominion Resources Inc./VA	8.8750		1/15/2019	112,330
155,000	Georgia Power Co.	6.0000		11/1/2013	171,428
150,000	MidAmerican Energy Co.	5.6500		7/15/2012	157,290

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	ELECTRIC - 2.3% (continued)
$ 125,000	Nevada Power Co.	6.5000%		5/15/2018	$ 148,562
285,000	Texas Competitive Electric Holdings Co. LLC - 144A	11.5000		10/1/2020	265,050
265,000	Virginia Electric and Power Co.	5.4000		1/15/2016	305,683
					1,808,262
	ENTERTAINMENT - 0.5%
170,000	AMC Entertainment, Inc.	9.7500		12/1/2020	174,250
190,000	Peninsula Gaming LLC / Peninsula Gaming Corp.	10.7500		8/15/2017	207,813
4,532	United Artists Theatre Circuit, Inc. 1995-A Pass Through Trust #	9.3000		7/1/2015	4,496
					386,559
	FOOD - 0.4%
100,000	Kraft Foods, Inc.	2.6250		5/8/2013	102,958
170,000	Kraft Foods, Inc.	6.1250		2/1/2018	199,957
					302,915
	FOREST PRODUCTS & PAPER - 0.3%
200,000	Boise Paper Holdings LLC / Boise Co-Issuer Co.	8.0000		4/1/2020	211,500

	HEALTHCARE-PRODUCTS - 0.3%
205,000	Boston Scientific Corp.	6.0000		1/15/2020	232,587

	HEALTHCARE-SERVICES - 0.2%
180,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. - 144A	7.7500		2/15/2019	183,600

	HOLDING COMPANIES-DIVERSIFIED - 0.2%
120,000	Hutchison Whampoa International 09/19 Ltd. - 144A	5.7500		9/11/2019	131,466

	HOUSEHOLD PRODUCTS/WARES - 0.4%
120,000	Fortune Brands, Inc.	3.0000		6/1/2012	121,631
185,000	Reynolds Group Issuer, Inc. - 144A	8.2500		2/15/2021	171,587
					293,218
	INSURANCE - 3.6%
345,000	Aflac, Inc.	6.4500		8/15/2040	356,064
85,000	Chubb Corp.	6.3750	+	3/29/2067	88,187
420,000	CNA Financial Corp.	5.8750		8/15/2020	444,877
85,000	Genworth Financial, Inc.	7.6250		9/24/2021	80,838
390,000	ING Capital Funding Trust III	3.8458	+	Perpetual	366,554
270,000	MetLife, Inc.	5.0000		6/15/2015	297,964
280,000	Metropolitan Life Global Funding I - 144A	2.8750		9/17/2012	286,216
235,000	Prudential Financial, Inc.	3.6250		9/17/2012	241,643
145,000	Prudential Financial, Inc.	6.2000		1/15/2015	163,773
145,000	Prudential Financial, Inc.	7.3750		6/15/2019	174,824
235,000	Prudential Financial, Inc.	8.8750	+	6/15/2038	275,537
					2,776,477
	INTERNET - 0.4%
300,000	Earthlink, Inc. - 144A	8.8750		5/15/2019	282,000

	INVESTMENT COMPANIES - 0.1%
80,000	Spencer Spirit Holdings Inc. / Spencer Gifts LLC - 144A	11.0000		5/1/2017	91,100

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	LODGING - 0.5%
$ 80,000	Ameristar Casinos, Inc. - 144A	7.5000%		4/15/2021	$ 82,800
295,000	Caesars Entertainment Operating Co., Inc.	10.0000		12/15/2018	265,500
					348,300
	MEDIA - 1.9%
230,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.5000		4/30/2021	230,575
200,000	Cengage Learning Acquisitions, Inc. - 144A	13.2500		7/15/2015	182,250
145,000	Cequel Communications Holdings I LLC - 144A	8.6250		11/15/2017	154,425
165,000	Discovery Communications LLC	3.7000		6/1/2015	175,936
235,000	NBCUniversal Media LLC - 144A	2.1000		4/1/2014	239,608
235,000	NBCUniversal Media LLC - 144A	4.3750		4/1/2021	239,731
220,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH - 144A	8.1250		12/1/2017	237,600
					1,460,125
	MEDICAL - 0.2%
75,000	Express Scripts, Inc.	5.2500		6/15/2012	77,797
65,000	Express Scripts, Inc.	7.2500		6/15/2019	78,514
					156,311
	MINING - 0.1%
100,000	Corp Nacional del Cobre de Chile - 144A	3.7500		11/4/2020	99,445

	MULTIMEDIA - 0.5%
110,000	DISH DBS Corp.	7.1250		2/1/2016	116,875
275,000	Time Warner Cable, Inc.	5.0000		2/1/2020	295,325
					412,200
	OFFICE/BUSINESS EQUIPMENT - 0.3%
205,000	Xerox Corp.	4.2500		2/15/2015	220,406

	OIL & GAS - 1.8%
265,000	Clayton Williams Energy, Inc. - 144A	7.7500		4/1/2019	257,381
160,000	Linn Energy LLC/Linn Energy Finance Corp. - 144A	6.5000		5/15/2019	159,600
90,000	Linn Energy LLC/Linn Energy Finance Corp. - 144A	7.7500		2/1/2021	94,950
255,000	OGX Petroleo e Gas Participacoes SA - 144A	8.5000		6/1/2018	266,475
295,000	Petrobras International Finance Co. - Pifco	5.3750		1/27/2021	313,721
295,000	Petroleos Mexicanos - 144A	6.5000		6/2/2041	311,532
					1,403,659
	PACKAGING & CONTAINERS - 0.3%
70,000	AEP Industries, Inc. - 144A	8.2500		4/15/2019	70,613
115,000	Ball Corp.	6.7500		9/15/2020	122,187
					192,800
	PIPELINES - 1.2%
305,000	Atmos Energy Corp.	6.3500		6/15/2017	357,314
200,000	El Paso Pipeline Partners Operating Co. LLC	4.1000		11/15/2015	210,000
115,000	Kinder Morgan Energy Partners LP	5.8500		9/15/2012	121,051
120,000	Kinder Morgan Energy Partners LP	9.0000		2/1/2019	157,026
80,000	Spectra Energy Partners LP	4.6000		6/15/2021	81,844
					927,235
	REITS - 2.1%
260,000	CNL Income Properties, Inc. - 144A	7.2500		4/15/2019	285,025
210,000	Developers Diversified Realty Corp.	7.8750		9/1/2020	245,175

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	REITS - 2.1% (continued)
$ 390,000	Digital Realty Trust LP	5.2500%		3/15/2021	$ 398,401
365,000	Duke Realty LP	5.9500		2/15/2017	403,675
295,000	Felcor Lodging LP - 144A	6.7500		6/1/2019	289,100
					1,621,376
	RETAIL - 1.3%
75,000	AmeriGas Partners LP/AmeriGas Finance Corp.	6.2500		8/20/2019	75,188
160,000	Bon-Ton Department Stores, Inc.	10.2500		3/15/2014	159,600
275,000	Brown Shoe Co., Inc. - 144A	7.1250		5/15/2019	267,437
111,849	CVS Pass-Through Trust - 144A	7.5070		1/10/2032	133,218
77,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.	8.6250		6/15/2020	81,620
260,000	Landry's Holdings, Inc. - 144A	11.5000		6/1/2014	260,650
55,000	Rite Aid Corp.	6.8750		8/15/2013	53,831
					1,031,544
	SEMICONDUCTORS - 0.1%
70,000	Sensata Technologies BV - 144A	6.5000		5/15/2019	70,525

	SOFTWARE - 0.6%
200,000	Fiserv, Inc.	3.1250		6/15/2016	203,058
160,000	Fiserv, Inc.	4.7500		6/15/2021	165,067
105,000	Intuit, Inc.	5.7500		3/15/2017	120,030
					488,155
	TELECOMMUNICATIONS - 3.8%
155,000	AT&T, Inc.	4.4500		5/15/2021	163,604
270,000	CenturyLink, Inc.	6.4500		6/15/2021	277,973
160,000	Cincinnati Bell, Inc.	8.3750		10/15/2020	161,800
300,000	Clearwire Communications LLC/Clearwire Finance, Inc. - 144A	12.0000		12/1/2017	300,375
190,000	GCI Inc.	8.6250		11/15/2019	209,950
350,000	Goodman Networks, Inc. - 144A	12.1250		7/1/2018	356,562
275,000	NII Capital Corp.	7.6250		4/1/2021	289,438
290,000	Sprint Nextel Corp.	6.0000		12/1/2016	289,638
290,000	Telcordia Technologies, Inc. - 144A	11.0000		5/1/2018	306,313
190,000	Virgin Media Finance PLC	8.3750		10/15/2019	213,038
160,000	West Corp. - 144A	7.8750		1/15/2019	159,400
80,000	Windstream Corp.	7.0000		3/15/2019	81,200
75,000	Windstream Corp.	8.1250		9/1/2018	80,156
					2,889,447
	TOBACCO - 0.5%
200,000	Altria Group, Inc.	9.2500		8/6/2019	266,210
130,000	Philip Morris International, Inc.	6.8750		3/17/2014	149,458
					415,668

	TOTAL CORPORATE NOES & BONDS (Cost - $33,733,833)				35,514,763

	MORTGAGE BACKED SECURITIES - 7.9%
990,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2006-2 A3	5.7034	+	5/10/2045	1,059,716
520,000	Bear Stearns Commercial Mortgage Securities 2005-PWR9 A4B	4.9430		9/11/2042	519,434
430,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.2197	+	7/15/2044	395,790
135,000	Commercial Mortgage Pass Through Certificates 2007-C9 A4	5.8145	+	12/10/2049	149,822

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	MORTGAGE BACKED SECURITIES - 7.9% (continued)
$ 24,579	Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.4220	%+	2/15/2039	$ 25,807
590,000	Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.4220	+	2/15/2039	647,596
280,000	Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.3110		12/15/2039	303,257
430,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM	5.7415	+	2/12/2049	402,557
455,000	Morgan Stanley Capital I 2005-IQ10 A4B	5.2840	+	9/15/2042	468,025
790,000	Morgan Stanley Capital I 2006-IQ11 A4	5.7300	+	10/15/2042	877,477
425,000	Morgan Stanley Capital I 2007-T27 A4	5.6406	+	6/11/2042	472,366
430,000	Morgan Stanley Capital I 2007-T27 AJ	5.6406	+	6/11/2042	385,585
10,000	Wachovia Bank Commercial Mortgage Trust 2006-C23 A5	5.4160	+	1/15/2045	10,997
430,000	Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.6030	+	10/15/2048	406,466
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $6,081,734)				6,124,895

	U.S. GOVERNMENT & AGENCY - 41.2%
	U.S. GOVERNMENT AGENCY - 23.7%
51,868	Federal Home Loan Mortgage REMICS 2777-JA	4.5000		11/15/2017	52,865
196,682	Federal Home Loan Mortgage REMICS 2904-CH	4.5000		4/15/2019	204,042
485,000	Federal National Mortgage Association	0.0000	*	10/9/2019	346,445
518,790	Federal National Mortgage Association 1999-M2 B	6.4793	+	3/25/2029	592,287
73,507	Federal National Mortgage Association REMICS 2003-42 HC	4.5000		12/25/2017	76,278
492,410	FGLMC Pool A46224	5.0000		7/1/2035	534,885
68,631	FGLMC Pool G01499	7.0000		1/1/2033	76,754
883,324	FGLMC Pool G01980	5.0000		12/1/2035	961,516
274,811	FGLMC Pool G05888	5.5000		10/1/2039	298,112
1,551,156	FGLMC Pool G06380	6.5000		2/1/2035	1,747,951
461,398	FNCL Pool 310041	6.5000		5/1/2037	518,552
773,309	FNCL Pool 703391	5.0000		5/1/2033	824,696
187,349	FNCL Pool 735061	6.0000		11/1/2034	208,033
135,859	FNCL Pool 880117	5.5000		4/1/2036	149,225
1,814,008	FNCL Pool 889883	6.5000		3/1/2038	2,034,210
61,207	FNCL Pool 909141	6.0000		1/1/2038	68,854
56,093	FNCL Pool 909153	6.0000		2/1/2038	62,979
144,959	FNCL Pool 909175	5.5000		4/1/2038	159,755
240,919	FNCL Pool 909220	6.0000		8/1/2038	269,073
157,630	FNCL Pool 909223	6.0000		8/1/2038	176,105
370,084	FNCL Pool 929191	6.0000		3/1/2038	415,597
1,304,970	FNCL Pool 931983	5.5000		9/1/2039	1,424,936
1,106,962	FNCL Pool 938574	5.5000		9/1/2036	1,210,928
109,619	FNCL Pool 962752	5.0000		4/1/2038	117,857
740,230	FNCL Pool 975649	6.0000		7/1/2038	817,881
294,020	FNCL Pool 990101	5.5000		8/1/2038	319,479
428,742	FNCL Pool AA0893	5.0000		12/1/2038	459,071
200,612	FNCL Pool AA0894	5.0000		12/1/2038	214,735
1,335,273	FNCL Pool AD0526	6.0000		12/1/2038	1,474,982
1,486,188	FNCL Pool AD0727	6.0000		8/1/2039	1,636,263
746,640	FNCL Pool AE2496	4.5000		9/1/2040	785,588
					18,239,934

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	U.S. TREASURY OBLIGATIONS - 17.5%
$ 4,025,000	United States Treasury Bond	3.5000%		2/15/2039	$ 3,608,192
705,000	United States Treasury Note	2.6250		6/30/2014	747,658
1,535,000	United States Treasury Note	1.1250		12/15/2012	1,552,329
6,350,000	United States Treasury Note	2.6250		8/15/2020	6,334,373
1,160,000	United States Treasury Note	2.8750		3/31/2018	1,225,930
					13,468,482

	TOTAL U.S. GOVERNMENT & AGENCY (Cost - $30,424,602)				31,708,416

	BANK LOANS - 2.4%
225,000	Chrysler Group LLC	4.9800	+	4/28/2017	219,376
500,000	Nuveen Investments Inc	5.8040	+	5/13/2017	500,267
500,000	Roundy's Supermarkets	10.0000	+	4/16/2016	507,032
250,000	SpringLeaf Financial Funding	4.4000	+	4/28/2017	244,509
431,669	Vertrue Inc	5.3100	+	8/18/2014	356,667
	TOTAL BANK LOANS (Cost - 1,883,273)				1,827,851

Shares	PREFERRED STOCK - 0.8%	Dividend Rate
	BANKS - 0.6%
17,600	GMAC Capital Trust I	8.1250%		2/15/2040	450,912

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
7,200	Citigroup Capital XIII	7.8750		10/30/2040	194,904

	TOTAL PREFERRED STOCK (Cost - $620,000)				645,816

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
790,082	Fidelity Institutional Money Market Funds - Government Portfolio				790,082
	TOTAL SHORT-TERM INVESTMENTS (Cost - $790,082)

	TOTAL INVESTMENTS - 99.4% (Cost - $73,533,524)				$ 76,611,823
	OTHER ASSETS LESS LIABILITIES - 0.6%				455,858
	NET ASSETS - 100.0%				$ 77,067,681

	+ Variable rate security - interest rate is as if July 31, 2011.
	* Zero coupon security, Payment received at maturity.
	# The value of this security has been determined in good faith under the policies of the Board of Trustees.
	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers.

	REIT - Real Estate Investment Trust
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 3,420,676
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(342,377)
		Net unrealized appreciation:			$ 3,078,299

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham High Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	BONDS & NOTES - 90.69%
	AGRICULTURE - 0.36%
$ 260,000	Alliance One International, Inc.	10.000%		7/15/2016	$ 252,850

	AIRLINES - 1.80%
235,000	Air Canada - 144A	9.250%		8/1/2015	241,169
295,000	American Airlines, Inc. - 144A	7.500%		3/15/2016	287,994
520,000	Delta Air Lines, Inc. - 144A	12.250%		3/15/2015	580,450
158,000	United Air Lines, Inc. - 144A	9.875%		8/1/2013	166,492
					1,276,105
	APPAREL - 0.34%
235,000	Perry Ellis International, Inc.	7.875%		4/1/2019	243,812

	AUTO PARTS & EQUIPMENT - 2.98%
285,000	Accuride Corp.	9.500%		8/1/2018	306,375
545,000	Affinia Group, Inc.	9.000%		11/30/2014	555,900
520,000	Exide Technologies - 144A	8.625%		2/1/2018	531,700
430,000	Pittsburgh Glass Works LLC - 144A	8.500%		4/15/2016	446,125
280,000	Titan International, Inc. - 144A	7.875%		10/1/2017	281,750
					2,121,850
	BANKS - 4.97%
705,000	CIT Group, Inc. - 144A	7.000%		5/2/2016	708,525
940,000	Synovus Financial Corp.	4.875%		2/15/2013	894,175
1,370,000	Synovus Financial Corp.	5.125%		6/15/2017	1,197,038
780,000	Wachovia Capital Trust III	5.570%	+	Perpetual	730,275
					3,530,013
	BEVERAGES - 1.55%
1,250,000	CEDC Finance Corp. - 144A	9.125%		12/1/2016	1,100,000

	CHEMICALS - 0.21%
130,000	Huntsman International LLC	8.625%		3/15/2021	145,438

	COAL - 0.68%
75,000	Cloud Peak Energy Resources LLC	8.250%		12/15/2017	80,625
155,000	Cloud Peak Energy Resources LLC	8.500%		12/15/2019	168,175
215,000	Consol Energy, Inc.	8.000%		4/1/2017	235,156
					483,956
	COMMERCIAL SERVICES - 6.07%
525,000	ACE Cash Express, Inc. - 144A	11.000%		2/1/2019	526,969
710,000	Avis Budget Car Rental LLC	7.750%		5/15/2016	725,975
170,000	Avis Budget Car Rental LLC	8.250%		1/15/2019	176,163

	Dunham High Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	COMMERCIAL SERVICES (Continued) - 6.07%
$ 500,000	Cardtronics, Inc.	8.250%		9/1/2018	$ 535,000
360,000	CDRT Merger Sub, Inc. - 144A	8.125%		6/1/2019	357,750
270,000	CoreLogic, Inc. - 144A	7.250%		6/1/2021	245,700
485,000	National Money Mart Co.	10.375%		12/15/2016	534,712
203,000	RSC Equipment Rental, Inc.	9.500%		12/1/2014	210,359
410,000	TransUnion LLC	11.375%		6/15/2018	465,863
470,000	United Rentals North America, Inc.	10.875%		6/15/2016	536,975
					4,315,466
	COMPUTERS - 0.89%
265,000	Seagate HDD Cayman - 144A	7.750%		12/15/2018	279,575
330,000	Stream Global Services, Inc.	11.250%		10/1/2014	353,100
					632,675
	COSMETICS/PERSONAL CARE - 0.89%
585,000	Revlon Consumer Products Corp.	9.750%		11/15/2015	631,800

	DISTRIBUTION/WHOLESALE - 0.67%
470,000	WESCO Distribution, Inc.	7.500%		10/15/2017	478,225

	DIVERSIFIED FINANCIAL SERVICES - 3.06%
300,000	E*Trade Financial Corp.	6.750%		6/1/2016	316,500
315,000	E*Trade Financial Corp.	7.875%		12/1/2015	322,087
1,080,000	E*Trade Financial Corp.	12.500%		11/30/2017	1,296,000
235,000	International Lease Finance Corp.	5.625%		9/20/2013	240,581
					2,175,168
	ELECTRIC - 1.57%
255,000	Calpine Construction Finance Co. LP and CCFC Finance Corp. - 144A	8.000%		6/1/2016	275,081
275,000	Calpine Corp. - 144A	7.250%		10/15/2017	280,156
501,762	Mirant Mid Atlantic Pass Through Trust C	10.060%		12/30/2028	559,464
					1,114,701
	ELECTRICAL COMPONENTS & EQUIPMENTS - 0.38%
265,000	Belden, Inc.	7.000%		3/15/2017	272,950

	ENTERTAINMENT - 3.27%
365,000	GWR Operating Partnership LLP	10.875%		4/1/2017	396,938
285,000	Isle of Capri Casinos, Inc. - 144A	7.750%		3/15/2019	289,987
385,000	Palace Entertainment Holdings LLC*	8.875%		4/15/2017	391,256
400,000	Pinnacle Entertainment, Inc.	7.500%		6/15/2015	408,500
235,000	Pinnacle Entertainment, Inc.	8.625%		8/1/2017	256,737
510,000	Universal City Development Partners Ltd.	8.875%		11/15/2015	581,400
					2,324,818
	FOREST PRODUCTS & PAPER - 2.00%
610,000	Boise Paper Holdings LLC	9.000%		11/1/2017	668,713
380,000	Mercer International, Inc.	9.500%		12/1/2017	406,125
360,000	Xerium Technologies, Inc. - 144A	8.875%		6/15/2018	348,750
					1,423,588
	GAS - 1.00%
280,000	Sabine Pass LNG LP	7.250%		11/30/2013	287,700
415,000	Sabine Pass LNG LP	7.500%		11/30/2016	423,819
					711,519

	Dunham High Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2011
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	HEALTHCARE-PRODUCTS - 1.86%
$ 520,000	Alere, Inc.	8.625%		10/1/2018	$ 538,200
505,000	DJO Finance LLC	10.875%		11/15/2014	540,350
235,000	Universal Hospital Services, Inc.	8.500%		6/1/2015	243,812
					1,322,362
	HEALTHCARE-SERVICES - 1.64%
260,000	Aurora Diagnostics Holdings - 144A	10.750%		1/15/2018	270,400
420,000	Gentiva Health Services, Inc.	11.500%		9/1/2018	441,525
235,000	Health Net, Inc.	6.375%		6/1/2017	244,694
195,000	Res-Care, Inc.	10.750%		1/15/2019	206,456
					1,163,075
	HOUSEHOLD PRODUCTS/WARES - 0.78%
225,000	Prestige Brands, Inc.	8.250%		4/1/2018	237,938
305,000	Yankee Candle Co.	8.500%		2/15/2015	314,531
					552,469
	HOUSEWARES - 0.47%
305,000	Libbey Glass, Inc.	10.000%		2/15/2015	332,450

	INSURANCE - 2.04%
340,000	American General Institutional Capital A - 144A	7.570%		12/1/2045	357,850
200,000	American International Group, Inc.	6.250%		3/15/2037	181,500
895,000	HUB International Holdings Inc. - 144A	9.000%		12/15/2014	910,662
					1,450,012
	INTERNET - 1.47%
720,000	Earthlink, Inc. - 144A	8.875%		5/15/2019	676,800
335,000	Equinix, Inc.	8.125%		3/1/2018	366,825
					1,043,625
	INVESTMENT COMPANIES - 0.57%
320,000	Offshore Group Investments Ltd.	11.500%		8/1/2015	353,600
50,000	Offshore Group Investments Ltd. - 144A	11.500%		8/1/2015	55,188
					408,788
	IRON/STEEL - 0.29%
205,000	United States Steel Corp.	7.000%		2/1/2018	206,281

	LEISURE TIME - 1.03%
630,000	NCL Corp. Ltd.	11.750%		11/15/2016	730,800

	LODGING - 2.78%
275,000	Ameristar Casinos, Inc. - 144A	7.500%		4/15/2021	284,625
660,000	Boyd Gaming Corp. - 144A	9.125%		12/1/2018	678,975
355,000	Gaylord Entertainment Co.	6.750%		11/15/2014	360,769
250,000	MGM Resorts International	10.375%		5/15/2014	285,000
80,000	MGM Resorts International	13.000%		11/15/2013	95,000
250,000	Wynn Las Vegas LLC	7.875%		5/1/2020	275,312
					1,979,681
	Dunham High Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2011
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	MACHINERY-DIVERSIFIED - 1.39%
$ 450,000	Chart Industries, Inc.	9.125%		10/15/2015	$ 470,812
505,000	Dematic SA - 144A	8.750%		5/1/2016	516,994
					987,806
	MEDIA - 6.60%
535,000	Citadel Broadcasting Corp. - 144A	7.750%		12/15/2018	573,119
330,000	Clear Channel Worldwide Holdings, Inc.	9.250%		12/15/2017	361,350
480,000	Cumulus Media, Inc. - 144A	7.750%		5/1/2019	457,800
430,000	Entravision Communications Corp.	8.750%		8/1/2017	451,500
275,000	LIN Television Corp.	8.375%		4/15/2018	293,906
250,000	Nexstar Broadcasting, Inc.	8.875%		4/15/2017	264,375
397,000	Salem Communications Corp.	9.625%		12/15/2016	422,309
390,000	Sinclair Television Group, Inc.	8.375%		10/15/2018	412,425
375,000	Sirius XM Radio, Inc. - 144A	8.750%		4/1/2015	416,718
295,000	XM Satellite Radio, Inc. - 144A	7.625%		11/1/2018	311,963
615,000	XM Satellite Radio, Inc. - 144A	13.000%		8/1/2013	724,163
					4,689,628
	METAL FABRICATE/HARDWARE - 0.71%
475,000	Atkore International, Inc. - 144A	9.875%		1/1/2018	504,688

	MISCELLANEOUS MANUFACTURING - 0.40%
270,000	Polypore International, Inc.	7.500%		11/15/2017	284,850

	OFFICE FURNISHINGS - 0.34%
230,000	Interface, Inc.	7.625%		12/1/2018	244,662

	OFFICE/BUSINESS EQUIPMENT - 0.41%
275,000	CDW LLC - 144A	8.000%		12/15/2018	289,437

	OIL & GAS - 9.88%
250,000	Antero Resources Finance Corp. - 144A	7.250%		8/1/2019	252,188
500,000	Berry Petroleum Co.	8.250%		11/1/2016	520,000
475,000	Bill Barrett Corp.	9.875%		7/15/2016	536,750
530,000	Chaparral Energy, Inc.	8.875%		2/1/2017	545,900
205,000	Chaparral Energy, Inc.	9.875%		10/1/2020	224,475
305,000	Comstock Resources, Inc.	7.750%		4/1/2019	317,581
280,000	Comstock Resources, Inc.	8.375%		10/15/2017	294,350
470,000	Hercules Offshore, Inc. - 144A	10.500%		10/15/2017	490,563
245,000	Linn Energy LLC - 144A	7.750%		2/1/2021	258,475
355,000	Linn Energy LLC	8.625%		4/15/2020	392,275
350,000	OGX Petroleo e Gas Participacoes SA - 144A	8.500%		6/1/2018	365,750
250,000	Parker Drilling Co.	9.125%		4/1/2018	266,875
160,000	Quicksilver Resources, Inc.	11.750%		1/1/2016	183,400
205,000	SandRidge Energy, Inc. - 144A	7.500%		3/15/2021	214,738
	Dunham High Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2011
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	OIL & GAS (Continued) - 9.88%
$ 545,000	SandRidge Energy, Inc. - 144A	9.875%		5/15/2016	$ 597,456
350,000	Swift Energy Co.	7.125%		6/1/2017	360,062
175,000	Swift Energy Co.	8.875%		1/15/2020	190,969
275,000	Unit Corp.	6.625%		5/15/2021	277,406
365,000	W&T Offshore, Inc. - 144A	8.500%		6/15/2019	378,687
315,000	Western Refining, Inc. - 144A	11.250%		6/15/2017	358,313
					7,026,213
	OIL & GAS SERVICES - 2.78%
510,000	Basic Energy Services, Inc.	7.125%		4/15/2016	511,275
470,000	Complete Production Services, Inc.	8.000%		12/15/2016	492,325
640,000	Helix Energy Solutions Group, Inc. - 144A	9.500%		1/15/2016	668,800
290,000	Trinidad Drilling Ltd. - 144A	7.875%		1/15/2019	304,138
					1,976,538
	PACKAGING & CONTAINERS - 1.21%
350,000	Packaging Dynamics Corp. - 144A	8.750%		2/1/2016	361,375
560,000	Sealed Air Corp. - 144A	6.875%		7/15/2033	499,800
					861,175
	PHARMACEUTICALS - 1.60%
570,000	BioScrip, Inc.	10.250%		10/1/2015	595,650
545,000	Patheon, Inc. - 144A	8.625%		4/15/2017	542,275
					1,137,925
	REITS - 2.25%
375,000	CNL Income Properties, Inc. - 144A	7.250%		4/15/2019	411,094
270,000	Felcor Lodging LP - 144A	6.750%		6/1/2019	264,600
576,000	Felcor Lodging LP	10.000%		10/1/2014	654,480
270,000	Sabra Health Care LP	8.125%		11/1/2018	272,700
					1,602,874
	RETAIL - 1.23%
285,000	HSN, Inc.	11.250%		8/1/2016	322,050
260,000	Toys R Us Property Co.	8.500%		12/1/2017	278,525
245,000	Wendy's/Arby's Restaurants LLC	10.000%		7/15/2016	271,338
					871,913
	SAVINGS & LOANS - 0.75%
540,000	Amsouth Bank	4.850%		4/1/2013	534,600

	SEMICONDUCTORS - 0.47%
300,000	MagnaChip Semiconductor SA	10.500%		4/15/2018	333,750

	SOFTWARE - 0.81%
555,000	MedAssets, Inc. - 144A	8.000%		11/15/2018	572,344

	Dunham High Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2011
Principal Amount	Security	Interest Rate (%)		Maturity Date	Market Value

	TELECOMMUNICATIONS - 11.62%
$ 885,000	Alcatel-Lucent USA, Inc.	6.450%		3/15/2029	$ 802,031
525,000	Alcatel-Lucent USA, Inc.	6.500%		1/15/2028	475,781
550,000	Cincinnati Bell, Inc.	8.250%		10/15/2017	558,250
950,000	Cincinnati Bell, Inc.	8.750%		3/15/2018	913,188
355,000	CommScope, Inc. - 144A	8.250%		1/15/2019	370,975
535,000	Cricket Communications, Inc.	7.750%		10/15/2020	530,987
315,000	Global Crossing Ltd.	12.000%		9/15/2015	366,975
350,000	Global Crossing UK Finance PLC	10.750%		12/15/2014	364,875
345,000	Integra Telecom Holdings, Inc. - 144A	10.750%		4/15/2016	356,213
690,000	ITC Deltacom, Inc.	10.500%		4/1/2016	732,262
730,000	NII Capital Corp.	8.875%		12/15/2019	806,650
630,000	PAETEC Holding Corp.	8.875%		6/30/2017	673,313
940,000	Sprint Nextel Corp.	6.000%		12/1/2016	938,825
345,000	TW Telecom Holdings, Inc.	8.000%		3/1/2018	369,581
					8,259,906
	TRANSPORTATION - 1.87%
430,000	Commercial Barge Line Co.	12.500%		7/15/2017	483,212
295,000	Florida East Coast Railway Corp. - 144A	8.125%		2/1/2017	309,750
240,000	Kansas City Southern de Mexico SA de CV	8.000%		2/1/2018	267,048
270,000	Ship Finance International Ltd.	8.500%		12/15/2013	272,025
					1,332,035
	TRUCKING & LEASING - 0.76%
485,000	Aircastle Ltd.	9.750%		8/1/2018	539,563

	TOTAL BONDS & NOTES (Cost - $60,819,737)				64,474,384

	PREFERRED STOCK - 3.68%	Dividend
Shares	BANKS - 3.68%	Rate %
715	Wells Fargo & Co.	7.500%			759,115
70,375	Zions Bancorporation	9.500%			1,858,604
	TOTAL PREFERRED STOCK (Cost - $2,002,446)				2,617,719

	Dunham High Yield Bond Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2011
Shares	Security				Market Value

	SHORT-TERM INVESTMENTS - 4.89%
	MONEY MARKET FUND - 4.89%
3,478,287	First American Government Obligations Fund, 0.00% +				$ 3,478,287
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,478,287)

	TOTAL INVESTMENTS - 99.27% (Cost - $66,300,470)				$ 70,570,390
	OTHER ASSETS LESS LIABILITIES - 0.73%				519,305
	NET ASSETS - 100.00%				$ 71,089,695

	+ Variable rate security- interest rate is as of July 31, 2011.
	144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in
	transactions exempt from registration, normally to qualified institutional buyers.
	REIT - Real Estate Investment Trust
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 4,558,998
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(289,078)
		Net unrealized appreciation			$ 4,269,920

Security valuation policies and other investment related disclosures are hereby to the annual and semi-annual reports incorporated by reference previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares	Security			Market Value

	COMMON STOCK - 69.73%
	AGRICULTURE - 3.04%
165,500	Altria Group, Inc. ^			$ 4,352,650

	APPAREL - 0.23%
7,800	Timberland Co. *			333,762

	BANKS - 2.14%
79,900	Citigroup, Inc. ^			3,063,366

	CHEMICALS - 1.11%
82,800	Huntsman Corp. ^			1,581,480

	COMMERCIAL SERVICES - 2.07%
41,000	Dollar Thrifty Automotive Group, Inc. *^			2,953,640

	COMPUTERS - 0.87%
31,207	Telvent GIT SA *			1,244,535

	COSMETICS/PERSONAL CARE - 3.17%
29,700	Colgate-Palmolive Co. ^			2,506,086
33,000	Procter & Gamble Co. ^			2,029,170
				4,535,256
	DIVERSIFIED FINANCIAL SERVICES - 3.97%
129,100	NYSE Euronext ^			4,319,686
29,600	TMX Group, Inc.			1,350,648
				5,670,334
	ELECTRIC - 5.24%
69,400	American Electric Power Co. ^			2,558,084
55,100	Constellation Energy Group, Inc. ^			2,139,533
70,360	DPL, Inc.			2,128,390
14,300	Progress Energy, Inc. ^			668,382
				7,494,389
	ENVIRONMENTAL CONTROL - 1.85%
74,902	Nalco Holding Co.			2,647,786

	FOOD - 2.42%
66,500	General Mills, Inc. ^			2,483,775
51,300	Sara Lee Corp. ^			980,343
				3,464,118
	GAS - 1.01%
33,600	Southern Union Co. ^			1,444,800

	HEALTHCARE-PRODUCTS - 1.89%
9,500	Gen-Probe, Inc. *^			575,225
31,800	Kinetic Concepts, Inc. *^			2,128,692
				2,703,917
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security			Market Value

	HOUSEHOLD PRODUCTS/WARES - 2.95%
23,600	Clorox Co. ^			$ 1,689,524
38,700	Kimberly-Clark Corp. ^			2,529,432
				4,218,956
	MINING - 2.52%
68,000	Freeport-McMoRan Copper & Gold, Inc. ^			3,601,280

	MISCELLANEOUS MANUFACTURING - 1.73%
46,500	ITT Corp. ^			2,480,310

	OIL & GAS - 7.04%
11,900	ConocoPhillips ^			856,681
103,435	EXCO Resources, Inc. ^			1,645,651
6,300	Marathon Oil Corp. ^			195,111
180,200	Petrohawk Energy Corp. *^			6,881,838
12,200	Sunoco, Inc. ^			495,930
				10,075,211
	PHARMACEUTICALS - 10.27%
93,450	Cephalon, Inc. *			7,470,393
16,200	Medco Health Solutions, Inc. *^			1,018,656
75,600	Merck & Co. ^			2,580,228
187,000	Pfizer, Inc. ^			3,597,880
23,150	Sanofi - Warrant			26,854
				14,694,011
	PIPELINES - 0.84%
9,600	El Paso Corp. ^			197,280
31,800	Williams Cos, Inc. ^			1,008,060
				1,205,340
	RETAIL - 4.43%
7,800	Barnes & Noble, Inc. ^			135,720
58,100	BJ's Wholesale Club, Inc. *^			2,925,335
25,000	McDonald's Corp. ^			2,162,000
21,000	Wal-Mart Stores, Inc. ^			1,106,910
				6,329,965
	SEMICONDUCTORS - 6.33%
182,100	National Semiconductor Corp.			4,501,512
74,840	Varian Semiconductor Equipment Associates, Inc. *			4,545,781
				9,047,293
	SOFTWARE - 1.99%
65,400	Blackboard, Inc. *			2,848,824

	TELECOMMUNICATIONS - 2.62%
76,900	AT&T, Inc. ^			2,250,094
40,190	CenturyLink, Inc. ^			1,491,451
				3,741,545

	TOTAL COMMON STOCK (Cost - $100,707,170)			99,732,768

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security	Dividend Rate (%)		Market Value

	PREFERRED STOCK - 16.94%
	BANKS - 12.45%
61,173	Bank of America Corp.	8.20%		$ 1,531,160
119,200	Countrywide Capital V	7.00%		2,888,216
164,100	GMAC Capital Trust	8.13%		4,204,242
6,068	KeyCorp	7.75%		675,793
62,358	KeyCorp Capital X	8.00%		1,588,882
132,600	National Westminister Bank PLC	7.76%		3,080,298
56,035	Royal Bank Scotland Group PLC	7.25%		1,183,459
2,500	Wells Fargo & Co.	7.50%		2,654,250
				17,806,300
	DIVERSIFIED FINANCIAL SERVICES - 2.38%
147,500	Citigroup Capital IX	6.00%		3,410,200

	ELECTRIC - 2.11%
30,000	Southern California Edison Co.	5.74%		3,010,500

	TOTAL PREFERRED STOCK (Cost - $23,998,153)			24,227,000

	EXCHANGE TRADED FUNDS - 1.00%
	DEBT FUND - 1.00%
92,807	Eaton Vance Floating-Rate Income Trust			1,430,156
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $1,508,624)
Principal Amount		Interest Rate (%)	Maturity Date
	BONDS & NOTES - 8.62%
	COMPUTERS - 0.29%
$ 326,000	Telvent GIT SA	5.50%	4/15/2015	420,753

	DIVERSIFIED FINANCIAL SERVICES - 2.68%
4,000,000	Goldman Sachs Capital I	6.35%	2/15/2034	3,835,040

	SAVINGS & LOANS - 2.36%
1,244,000	Washington Mutual, Inc.	5.25%	9/15/2017	3,368,105
957,000	Washington Mutual, Inc.	5.00%	3/22/2012
629,000	Washington Mutual, Inc.	5.50%	8/24/2011
157,000	Washington Mutual, Inc.	4.20%	1/15/2020

	SEMICONDUCTORS - 0.37%
520,000	Advanced Micro Devices, Inc.	5.75%	8/15/2012	531,700

	TELECOMMUNICATIONS - 2.92%
2,677,000	Level 3 Financing, Inc.	9.25%	11/1/2014	2,753,964
1,240,000	Terrestar Networks - 144A	15.00%	2/15/2014	1,426,000
				4,179,964

	TOTAL BONDS & NOTES			12,335,562
	( Cost - $12,390,092)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts**	Security			Market Value

	PURCHASED OPTIONS - 0.49%
	Altria Group, Inc.
1,655	Put - Expiration September 2011, Exercise Price $25.00			$ 61,235
	American Electric Power, Inc.
694	Put - Expiration August 2011, Exercise Price $33.00			3,470
	ASX Ltd.
142	Put - Expiration August 2011, Exercise Price $26.50			3,748
	AT&T, Inc.
501	Put - Expiration August 2011, Exercise Price $26.00			3,507
	AT&T, Inc.
268	Put - Expiration September 2011, Exercise Price $26.00			4,020
	Barnes & Noble, Inc.
287	Put - Expiration August 2011, Exercise Price $15.00			2,870
	CenturyLink, Inc.
273	Put - Expiration October 2011, Exercise Price $35.00			27,300
	Citigroup, Inc.
499	Put - Expiration August 2011, Exercise Price $33.00			10,978
	Clorox Company
370	Put - Expiration August 2011, Exercise Price $62.50			1,850
	Clorox Company
6	Put - Expiration August 2011, Exercise Price $67.50			120
	Clorox Company
229	Put - Expiration September 2011, Exercise Price $67.50			14,313
	Colgate Palmolive Company
297	Put - Expiration August 2011, Exercise Price $80.00			14,850
	ConocoPhillips
119	Put - Expiration August 2011, Exercise Price $70.00			12,376
	Constellation Energy Corp.
182	Put - Expiration October 2011, Exercise Price $30.00			1,820
	El Paso Corporation
96	Put - Expiration October 2011, Exercise Price $17.00			3,312
	Freeport-McMoran Copper & Gold
680	Put - Expiration August 2011, Exercise Price $42.00			8,840
	Gen-Probe, Inc.
95	Put - Expiration August 2011, Exercise Price $60.00			14,725
	General Mills, Inc.
665	Put - Expiration October 2011, Exercise Price $33.00			16,625
	Huntsman Corp.
386	Put - Expiration August 2011, Exercise Price $15.00			3,860
	Huntsman Corp.
191	Put - Expiration August 2011, Exercise Price $16.00			1,910
	Huntsman Corp.
68	Put - Expiration August 2011, Exercise Price $17.00			1,360
	ITT Industries, Inc.
465	Put - Expiration October 2011, Exercise Price $55.00			160,425

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts**	Security			Market Value

	PURCHASED OPTIONS (Continued) - 0.49%
	Kimberly Clark Corporation
387	Put - Expiration October 2011, Exercise Price $55.00			$ 5,805
	Marathon Oil Corp.
63	Put - Expiration September 2011, Exercise Price $29.00			5,985
	McDonalds Corporation
250	Put - Expiration September 2011, Exercise Price $75.00			5,000
	Merck & Company, Inc.
756	Put - Expiration October 2011, Exercise Price $29.00			23,436
	Pfizer Incorporated
1,870	Put - Expiration October 2011, Exercise Price $17.00			54,230
	Procter & Gamble Company
385	Put - Expiration August 2011, Exercise Price $57.50			9,625
	Progress Energy, Inc.
143	Put - Expiration October 2011, Exercise Price $42.00			3,575
	Sara Lee Corporation
513	Put - Expiration October 2011, Exercise Price $16.00			6,413
	Semiconductor Holders Trust
25	Put - Expiration November 2011, Exercise Price $37.00			13,150
	SPDR
296	Put - Expiration September 2011, Exercise Price $132.00			12,257
	SPDR
103	Call - Expiration September 2011, Exercise Price $136.00			171,384
	SPDR
12	Put - Expiration September 2011, Exercise Price $78.00			4,500
	SPDR
25	Put - Expiration September 2011, Exercise Price $56.00			9,125
	Sunoco Incorporated
122	Put - Expiration August 2011, Exercise Price $34.00			1,830
	Wal Mart Stores, Inc.
210	Put - Expiration September 2011, Exercise Price $47.50			5,250
	Williams Cos., Inc.
318	Put - Expiration August 2011, Exercise Price $22.00			2,385
	TOTAL PURCHASED OPTIONS (Cost - $709,704)			707,464

	SHORT-TERM INVESTMENTS - 1.54%
	MONEY MARKET FUND - 1.54%
2,195,761	First American Government Obligations Fund, 0.00% +			2,195,761
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,195,761)

	TOTAL INVESTMENTS - 98.32% (Cost - $141,509,504)			$ 140,628,711
	OTHER ASSETS LESS LIABILITIES - 1.68%			2,397,615
	NET ASSETS - 100.00%			$ 143,026,326
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011

				Market Value
	* Non-Income producing security.
	** Each Option Contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
	^ Subject to a Call Option Written.
	+ Variable rate security. Interest rate shown as of July 31, 2011.
	At July 31, 2011, net unrealized depreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:			$ 3,095,175
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:			(3,441,421)
	Net unrealized depreciation			$ (346,246)

Contracts**	Security			Market Value

	SCHEDULE OF WRITTEN OPTIONS - (1.50%)
	Altria Group, Inc.
1,655	Call - Expiration September 2011, Exercise Price $27.00			$ 56,270
	American Electric Power, Inc.
694	Call - Expiration August 2011, Exercise Price $38.00			10,410
	ASX Ltd.
142	Call - Expiration September 2011, Exercise Price $30.00			11,790
	AT&T, Inc.
424	Call - Expiration August 2011, Exercise Price $31.00			2,968
	AT&T, Inc.
26	Put - Expiration August 2011, Exercise Price $30.00			2,392
	AT&T, Inc.
268	Call - Expiration September 2011, Exercise Price $30.00			12,328
	Barnes & Noble, Inc.
313	Put - Expiration August 2011, Exercise Price $17.00			9,390
	BJS Wholesale Club, Inc.
100	Call - Expiration December 2011, Exercise Price $50.00			12,250
	British Sky Broadcasting Group
24	Call - Expiration September 2011, Exercise Price $750.00			2,602
	CenturyLink, Inc.
273	Call - Expiration October 2011, Exercise Price $39.00			13,650
	Citigroup, Inc.
499	Call - Expiration August 2011, Exercise Price $37.00			106,287
	Clorox Company
1	Call - Expiration August 2011, Exercise Price $67.50			450
	Clorox Company
6	Call - Expiration August 2011, Exercise Price $72.50			660
	Clorox Company
229	Call - Expiration September 2011, Exercise Price $72.50			41,220
	Colgate Palmolive Company
297	Call - Expiration August 2011, Exercise Price $85.00			45,144
	ConocoPhillips
119	Call - Expiration August 2011, Exercise Price $75.00			8,687
	Constellation Energy Corp.
182	Call - Expiration October 2011, Exercise Price $35.00			79,170
	Constellation Energy Corp.
69	Call - Expiration October 2011, Exercise Price $38.00			12,765

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts**	Security			Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (1.50%)
	Dollar Thrifty Automotive Grp.
96	Call - Expiration August 2011, Exercise Price $70.00			$ 29,280
	Dollar Thrifty Automotive Grp.
203	Call - Expiration August 2011, Exercise Price $75.00			7,714
	Dollar Thrifty Automotive Grp.
33	Call - Expiration August 2011, Exercise Price $77.50			330
	El Paso Corporation
96	Call - Expiration October 2011, Exercise Price $20.00			16,320
	EXCO Resources, Inc.
25	Call - Expiration August 2011, Exercise Price $19.00			125
	EXCO Resources, Inc.
277	Call - Expiration August 2011, Exercise Price $16.00			9,695
	EXCO Resources, Inc.
31	Call - Expiration August 2011, Exercise Price $18.00			310
	Exelon Corporation
138	Call - Expiration October 2011, Exercise Price $42.00			36,708
	Foster's Group Ltd.
717	Call - Expiration August 2011, Exercise Price $4.44			49,675
	Foster's Group Ltd.
501	Call - Expiration August 2011, Exercise Price $5.05			5,511
	Freeport-McMoran Copper & Gold
680	Call - Expiration August 2011, Exercise Price $47.00			442,000
	Gen-Probe, Inc.
95	Call - Expiration August 2011, Exercise Price $65.00			4,038
	General Mills, Inc.
665	Call - Expiration October 2011, Exercise Price $36.00			135,992
	Huntsman Corp.
386	Call - Expiration August 2011, Exercise Price $18.00			57,900
	Huntsman Corp.
191	Call - Expiration August 2011, Exercise Price $19.00			12,224
	Huntsman Corp.
68	Call - Expiration August 2011, Exercise Price $20.00			2,788
	ITT Industries, Inc.
465	Call - Expiration October 2011, Exercise Price $60.00			18,600
	Kimberly Clark Corporation
387	Call - Expiration October 2011, Exercise Price $65.00			77,400
	Kinetic Concepts
213	Call -Expiration September 2011, Exercise Price $70.00			4,260
	Lubrizol Corporation
257	Call - Expiration September 2011, Exercise Price $135.00			1,285
	Lubrizol Corporation
7	Call - Expiration December 2011, Exercise Price $135.00			35
	Marathon Oil Corp.
63	Call - Expiration September 2011, Exercise Price $32.00			6,300
	McDonalds Corporation
250	Call - Expiration September 2011, Exercise Price $82.50			112,500
	Medco Health Solutions, Inc.
162	Call - Expiration September 2011, Exercise Price $62.50			40,500
	Merck & Company, Inc.
756	Call - Expiration October 2011, Exercise Price $35.00			60,480

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Contracts**	Security			Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (1.50%)
	NYSE Euronext
253	Call - Expiration September 2011, Exercise Price $34.00			$ 27,324
	NYSE Euronext
69	Call - Expiration September 2011, Exercise Price $35.00			5,175
	NYSE Euronext
136	Call - Expiration September 2011, Exercise Price $36.00			5,712
	NYSE Euronext
333	Call - Expiration September 2011, Exercise Price $37.00			7,992
	NYSE Euronext
6	Call - Expiration September 2011, Exercise Price $38.00			114
	Petrohawk Energy Corp.
702	Call - Expiration September 2011, Exercise Price $39.00			4,212
	Petrohawk Energy Corp.
762	Call - Expiration September 2011, Exercise Price $40.00			3,810
	Pfizer Incorporated
694	Call - Expiration October 2011, Exercise Price $19.00			66,624
	Pfizer Incorporated
1,176	Call - Expiration October 2011, Exercise Price $20.00			58,800
	Procter & Gamble Company
330	Call - Expiration August 2011, Exercise Price $62.50			23,430
	Progress Energy, Inc.
143	Call - Expiration October 2011, Exercise Price $47.00			15,015
	Sara Lee Corporation
513	Call - Expiration October 2011, Exercise Price $19.00			48,735
	Southern Union Co. (New)
86	Call - Expiration September 2011, Exercise Price $42.50			9,890
	Southern Union Co. (New)
35	Call - Expiration September 2011, Exercise Price $45.00			1,400
	SPDR
403	Put - Expiration September 2011, Exercise Price $125.00			122,915
	Sunoco Incorporated
122	Call - Expiration August 2011, Exercise Price $38.00			39,650
	Wal Mart Stores, Inc.
210	Call - Expiration September 2011, Exercise Price $52.50			26,250
	Williams Cos., Inc.
79	Call - Expiration August 2011, Exercise Price $27.00			39,302
	Williams Cos., Inc.
239	Call - Expiration August 2011, Exercise Price $28.00			95,002
	TOTAL WRITTEN OPTIONS (Proceeds - $2,559,834)			2,161,755

Shares
	SECURITIES SOLD SHORT - (4.97%)
8,847	Deutsche Boerse AG			650,837
28,227	Ecolab, Inc.			1,411,350
14,160	Exelon Corp.			624,031
44,095	Johnson & Johnson			2,856,915
12,150	SPDR S&P 500 ETF Trust			1,567,958
	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,247,559)			7,111,091

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
				Unrealized
	SHORT EQUITY SWAPS - (0.01)%			Appreciation (Depreciation)
	London Stock Exchange Group PLC Equity Swap, JP Morgan- September 17, 2012 to receive depreciation of London Stock Exchange Group PLC less USD- 3 Month LIBOR			$ (1,741)
	(Notional Amount $20,304)

	Santos Limited Equity Swap, JP Morgan- July 23, 2012 to receive depreciation of Santos Limited less USD- 3 Month LIBOR			9,075
	(Notional Amount $506,628)

				7,334
	LONG EQUITY SWAPS - 0.07%
	ASX Ltd. Equity Swap, JP Morgan- May 11, 2011 to receive total return of ASX Ltd. less USD- 3 Month LIBOR			(9,868)
	(Notional Amount $475,858)

	British Sky Broadcasting Group Equity Swap, JP Morgan- September 15, 2011 to receive total return of British Sky Broadcasting Group less USD- 3 Month LIBOR			(340,503)
	(Notional Amount $3,725,524)

	Eastern Star Gas Ltd. Equity Swap, JP Morgan- July 23, 2012 to receive total return of Eastern Star Gas Ltd. less USD- 3 Month LIBOR			(9,231)
	(Notional Amount $490,330)

	Foster's Group Limited Equity Swap, JP Morgan- June 15, 2012 to receive total return of Foster's Group Limited less USD- 3 Month LIBOR			58,434
	(Notional Amount $617,549)

	Man AG Equity Swap, JP Morgan- June 14, 2012 to receive total return of Man AG less USD- 3 Month LIBOR			(55,021)
	(Notional Amount $3,497,043)

	Rhodia SA Equity Swap, JP Morgan- June 15, 2012 to receive total return of Rhodia SA less USD- 3 Month LIBOR			96,298
	(Notional Amount $5,989,668)

	Synthes, Inc. Equity Swap, JP Morgan- June 15, 2012 to receive total return of Synthes, Inc. less USD- 3 Month LIBOR			363,307
	(Notional Amount $6,895,649)
				103,416

	TOTAL EQUITY SWAPS			$ 110,750

Dunham Loss Averse Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares		Security	Market Value

		COMMON STOCK - 67.5%
		BANKS - 3.7%
13,000		Bank of America Corp.	$ 126,230
4,000		JPMorgan Chase & Co.	161,800
6,000		Morgan Stanley	133,500
			421,530
		BEVERAGES - 2.8%
5,000		PepsiCo, Inc.	320,200

		BIOTECHNOLOGY - 1.9%
20,000		Anadys Pharmaceuticals, Inc. *	19,400
4,500		Gilead Sciences, Inc. *	190,620
			210,020
		BUILDING MATERIALS - 2.0%
30,000		Louisiana-Pacific Corp. *	232,500

		COMPUTERS - 3.9%
58,000		Brocade Communications Systems, Inc. *	317,840
3,500		Hewlett-Packard Co.	123,060
			440,900
		COSMETICS/PERSONAL CARE - 2.7%
5,000		Procter & Gamble Co.	307,450

		FOOD - 4.0%
7,000		Campbell Soup Co.	231,350
6,000		General Mills, Inc.	224,100
			455,450
		INTERNET - 6.9%
1,300		Google, Inc. - Cl. A *	784,797

		MISCELLANEOUS MANUFACTURING - 2.0%
12,600		General Electric Co.	225,666

		PHARMACEUTICALS - 2.2%
28,000		MediciNova, Inc. *	75,600
2,500		Teva Pharmaceutical Industries Ltd. - ADR	116,600
5,000		Ventrus Biosciences, Inc. *	60,450
			252,650
		REITS - 22.2%
20,000		AG Mortgage Investment Trust, Inc. *	386,200
80,000		ARMOUR Residential REIT, Inc.	579,200
45,000		Invesco Mortgage Capital, Inc.	881,100
50,000		Two Harbors Investment Corp.	490,000
15,000		Whitestone REIT - Cl. B	189,000
			2,525,500
		RETAIL - 1.1%
17,000		Funtalk China Holdings Ltd. *	119,000

		SEMICONDUCTORS - 5.7%
6,000		Broadcom Corp. *	222,420
20,000		Marvell Technology Group Ltd. *	296,400
18,000		PMC - Sierra, Inc. *	125,820
			644,640

Dunham Loss Averse Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares		Security	Market Value

		SOFTWARE - 3.6%
15,000		Microsoft Corp.	$ 411,000

		TELECOMMUNICATIONS - 2.8%
20,000		Cisco Systems, Inc.	319,400

		TOTAL COMMON STOCK (Cost - $7,873,566)	7,670,703

		EXCHANGE TRADED FUNDS - 21.0%
		ASSET ALLOCATION FUND - 3.1%
17,000		PowerShares DB US Dollar Index Bullish Fund	357,510

		EQUITY FUND - 17.9%
95,000		ProShares UltraShort S&P500	2,035,850

		TOTAL EXCHANGE TRADED FUNDS (Cost - $2,307,359)	2,393,360

		TOTAL INVESTMENTS - 88.5% (Cost - $10,180,925)	$ 10,064,063
		OTHER ASSETS LESS LIABILITIES - 11.5%	1,307,564
		NET ASSETS - 100.0%	$ 11,371,627

	*	Non-income producing security.
		ADR - American Depositary Receipt
		REIT - Real Estate Investment Trust
		At July 31, 2011, net unrealized depreciation on investment securities, for book purposes, was as follows:
		Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 284,722
		Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(401,584)
		Net unrealized depreciation:	$ (116,862)

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
				Market
Shares	Security			Value

	COMMON STOCK - 39.02%
	AEROSPACE/DEFENSE - 1.77%
7,245	United Technologies Corp.			$ 600,176

	BEVERAGES - 1.53%
7,650	Coca-Cola Co.			520,277

	BIOTECHNOLOGY - 1.00%
3,350	Biogen Idec, Inc. *			341,265

	COMPUTERS - 3.36%
8,775	Accenture PLC - Cl. A			518,954
20,000	Dell, Inc. *			324,800
5,444	Teradata Corp. *			299,202
				1,142,956
	DIVERSIFIED FINANCIAL SERVICES - 2.70%
2,650	Affiliated Managers Group, Inc. *			276,473
3,000	Franklin Resources, Inc.			380,880
4,600	T Rowe Price Group, Inc.			261,280
				918,633
	HEALTHCARE-PRODUCTS - 1.54%
8,100	Johnson & Johnson			524,799

	INTERNET - 4.06%
2,450	Amazon.com, Inc. *			545,174
25,500	EBay, Inc. *			835,125
				1,380,299
	MINING - 0.98%
7,000	Barrick Gold Corp.			332,990

	MISCELLANEOUS MANUFACTURING - 3.21%
8,500	Dover Corp.			513,995
6,700	Eaton Corp.			321,265
2,000	Siemens AG			254,580
				1,089,840
	OIL & GAS - 1.92%
3,900	Helmerich & Payne, Inc.			269,295
3,915	Occidental Petroleum Corp.			384,375
				653,670
	OIL & GAS SERVICES - 3.23%
9,000	Baker Hughes, Inc.			696,420
4,450	Schlumberger Ltd.			402,147
				1,098,567

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
				Market
Shares	Security			Value
	PHARMACEUTICALS - 1.95%
4,900	Mead Johnson Nutrition Co. - Cl. A			$ 349,713
2,550	Novo Nordisk A/S *			311,151
				660,864
	RETAIL - 0.54%
3,450	Wal-Mart Stores, Inc.			181,849

	SEMICONDUCTORS - 3.52%
5,100	Altera Corp.			208,488
26,580	ARM Holdings PLC - ADR			765,238
10,000	Intel Corp.			223,300
				1,197,026
	SOFTWARE - 5.49%
8,200	Check Point Software Technologies Ltd. *			472,730
25,000	Microsoft Corp.			685,000
23,100	Oracle Corp.			706,398
				1,864,128
	TELECOMMUNICATIONS - 2.22%
13,750	Qualcomm, Inc.			753,225

	TOTAL COMMON STOCK (Cost - $10,592,871)			13,260,564

Principal		Interest	Maturity
Amount		Rate (%)	Date
	CONVERTIBLE BONDS - 52.14%
	ADVERTISING - 1.98%
$285,000	Interpublic Group of Cos, Inc.	4.2500	3/15/2023	299,609
342,000	Omnicom Group, Inc.	0.0000	7/1/2038	373,635
				673,244
	AGRICULTURE - 0.93%
300,000	Archer-Daniels-Midland Co.	0.8750	2/15/2014	316,125

	BEVERAGES - 1.68%
250,000	Coca-Cola Co.	3.6250	3/15/2014	267,615
275,000	Molson Coors Brewing Co.	2.5000	7/30/2013	302,844
				570,459
	BIOTECHNOLOGY - 5.43%
356,000	Amgen, Inc.	0.3750	2/1/2013	358,225
600,000	Gilead Sciences, Inc. - 144A	1.6250	5/1/2016	706,500
650,000	Illumina, Inc. - 144A	0.2500	3/15/2016	647,563
105,000	Vertex Pharmaceuticals, Inc.	3.3500	10/1/2015	131,373
				1,843,661

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Principal		Interest	Maturity	Market
Amount	Security	Rate (%)	Date	Value
	CHEMICALS - 0.86%
$290,000	EI du Pont de Nemours & Co.	1.9500	1/15/2016	$ 291,264

	COMPUTERS - 4.94%
650,000	EMC Corp.	1.7500	12/1/2013	1,086,312
260,000	International Business Machines Corp.	2.1000	5/6/2013	266,848
300,000	SanDisk Corp.	1.5000	8/15/2017	324,750
				1,677,910
	COSMETICS/PERSONAL CARE - 1.02%
100,000	Colgate-Palmolive Co.	1.3750	11/1/2015	99,424
230,000	Colgate-Palmolive Co.	3.1500	8/5/2015	245,778
				345,202
	ELECTRONICS - 0.31%
89,000	TTM Technologies, Inc.	3.2500	5/15/2015	104,686

	ENTERTAINMENT - 0.37%
104,000	International Game Technology	3.2500	5/1/2014	127,270

	HEALTHCARE-PRODUCTS - 6.61%
275,000	Hologic, Inc.	2.0000	12/15/2037	308,000
270,000	Kinetic Concepts, Inc. - 144A	3.2500	4/15/2015	386,775
625,000	Medtronic, Inc.	1.6250	4/15/2013	636,719
325,000	NuVasive, Inc.	2.7500	7/1/2017	319,351
325,000	St Jude Medical, Inc.	2.5000	1/15/2016	331,620
250,000	Stryker Corp.	3.0000	1/15/2015	263,087
				2,245,552
	HOLDING COMPANIES-DIVERSIFIED - 0.98%
210,000	Leucadia National Corp.	3.7500	4/15/2014	334,950

	INTERNET - 3.39%
310,000	Equinix, Inc.	2.5000	4/15/2012	329,366
270,000	Priceline.com, Inc. - 144A	1.2500	3/15/2015	500,175
270,000	Symantec Corp.	1.0000	6/15/2013	322,988
				1,152,529
	MACHINERY-DIVERSIFIED - 1.14%
300,000	AGCO Corp.	1.2500	12/15/2036	388,125

	MEDIA - 0.48%
190,000	Liberty Media LLC	3.2500	3/15/2031	162,643

	MINING - 4.43%
420,000	Goldcorp, Inc.	2.0000	8/1/2014	526,575
525,000	Newmont Mining Corp.	1.2500	7/15/2014	702,187
200,000	Newmont Mining Corp.	1.6250	7/15/2017	276,500
				1,505,262
	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Principal		Interest	Maturity	Market
Amount	Security	Rate (%)	Date	Value
	MISCELLANEOUS MANUFACTURING - 1.05%
$250,000	Danaher Corp.	0.0000	1/22/2021	$ 357,812

	OIL & GAS - 2.88%
550,000	Chesapeake Energy Corp.	2.7500	11/15/2035	642,813
325,000	Occidental Petroleum Corp.	2.5000	2/1/2016	336,996
				979,809
	OIL & GAS SERVICES - 0.46%
150,000	SESI LLC	1.5000	12/15/2026	157,313

	PHARMACEUTICALS - 2.52%
155,000	Endo Pharmaceuticals Holdings, Inc.	1.7500	4/15/2015	213,319
150,000	Medicis Pharmaceutical Corp.	2.5000	6/4/2032	198,562
420,000	Mylan, Inc.	1.2500	3/15/2012	445,200
				857,081
	RETAIL - 1.82%
270,000	McDonald's Corp.	3.5000	7/15/2020	277,520
325,000	Wal-Mart Stores, Inc.	2.8750	4/1/2015	342,488
				620,008
	SEMICONDUCTORS - 5.01%
235,000	Intel Corp.	3.2500	8/1/2039	279,650
220,000	Lam Research Corp. - 144A	0.5000	5/15/2016	213,125
110,000	Lam Research Corp. - 144A	1.2500	5/15/2018	106,013
430,000	Linear Technology Corp.	3.0000	5/1/2027	445,833
292,000	ON Semiconductor Corp.	2.6250	12/15/2026	325,215
37,000	Rovi Corp.	2.6250	2/15/2040	47,915
230,000	Xilinx, Inc.	2.6250	6/15/2017	284,538
				1,702,289
	SOFTWARE - 3.80%
308,000	Electronic Arts, Inc. - 144A	0.7500	7/15/2016	306,845
182,000	Microsoft Corp. - 144A	0.0000	6/15/2013	189,052
150,000	Nuance Communications, Inc.	2.7500	8/15/2027	188,437
190,000	RightNow Technologies, Inc. - 144A	2.5000	11/15/2030	247,000
325,000	VeriFone Systems, Inc.	1.3750	6/15/2012	359,531
				1,290,865
	TELECOMMUNICATIONS - 0.05%
16,000	JDS Uniphase Corp.	1.0000	5/15/2026	15,920

	TOTAL CONVERTIBLE BONDS (Cost - $16,558,844)			17,719,979

	Dunham Appreciation & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
		Dividend		Market
Shares	Security	Rate (%)		Value
	PREFERRED STOCK - 5.67%
	AGRICULTURE - 0.46%
1,550	Bunge Ltd.	4.8750		$ 158,100

	BANKS - 1.02%
325	Wells Fargo & Co.	7.5000		345,053

	DIVERSIFIED FINANCIAL SERVICES - 0.69%
5,500	AMG Capital Trust II	5.1500		234,437

	INSURANCE - 0.88%
3,850	MetLife, Inc.	5.0000		300,069

	OIL & GAS - 2.62%
10,800	Apache Corp.	6.0000		703,512
135	Chesapeake Energy Corp. - 144A	5.7500		186,300
				889,812

	TOTAL PREFERRED STOCK (Cost - $1,666,240)			1,927,471

	SHORT-TERM INVESTMENTS - 3.54%
	MONEY MARKET FUND - 3.54%
1,200,856	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.00% +			1,200,856
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,200,856)

	TOTAL INVESTMENTS - 100.37% (Cost - $30,018,811)			$ 34,108,870
	OTHER LIABILITIES LESS ASSETS - (0.37%)			(124,884)
	NET ASSETS - 100.00%			$ 33,983,986

+ Variable rate security- interest rate is as of July 31, 2011.

*  Non-Income producing security.
ADR - American Depositary Reciept
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in                                                  transactions exempt from registration to qualified institutional buyers.

At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:			$ 4,314,955
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:			(224,896)
		Net unrealized appreciation:		$ 4,090,059

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Large Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
		Market
Shares	Security	Value
	COMMON STOCKS - 98.0%
	AEROSPACE/DEFENSE - 4.7%
17,572	Honeywell International, Inc.	$ 933,073
13,316	United Technologies Corp.	1,103,097
		2,036,170
	BANKS - 12.4%
35,000	Bank of New York Mellon Corp.	878,850
6,900	Goldman Sachs Group Inc.	931,293
32,502	JPMorgan Chase & Co.	1,314,706
25,407	US Bancorp	662,106
56,300	Wells Fargo & Co.	1,573,022
		5,359,977
	COMPUTERS - 1.9%
19,300	SanDisk Corp. *	820,829

	CONGLOMERATES - 10.4%
20,400	Dover Corp.	1,233,588
15,652	Emerson Electric Co.	768,357
12,567	Fortune Brands Inc.	756,659
98,527	General Electric Co.	1,764,619
		4,523,223
	COSMETICS/PERSONAL CARE - 2.9%
20,200	Procter & Gamble Co.	1,242,098

	DIVERSIFIED FINANANCIAL SERVICES - 2.4%
20,600	American Express Co.	1,030,824

	ELECTRIC - 2.1%
16,536	NextEra Energy, Inc.	913,614

	ELECTRIC UTILITIES - 2.3%
30,900	Public Service Enterprise Group, Inc.	1,011,975

	HEALTHCARE-SERVICES - 4.5%
10,800	Covance, Inc. *	618,300
17,900	Humana, Inc.	1,334,982
		1,953,282
	INSURANCE - 1.4%
21,432	Allstate Corp.	594,095

	INTERNET - 1.8%
23,900	eBay, Inc. *	782,725

	MEDIA - 1.9%
11,200	Time Warner Cable, Inc.	821,072

	MEDICAL - 5.7%
20,800	Baxter International, Inc.	1,209,936
8,902	Laboratory Corp. of America Holdings *	807,946
8,700	Quest Diagnostics, Inc.	469,887
		2,487,769
	MINING - 3.2%
25,800	Freeport-McMoRan Copper & Gold, Inc.	1,366,368

	OIL & GAS - 16.3%
13,232	Apache Corp.	1,637,063
17,500	Chevron Corp.	1,820,350
17,596	ConocoPhillips	1,266,736
11,000	Hess Corp.	754,160
15,037	Marathon Petroleum Corp.*	658,470
15,100	Transocean Ltd.	929,556
		7,066,335

	Dunham Large Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
		Market
Shares	Security	Value
	PHARMACEUTICALS - 5.8%
34,200	AmerisourceBergen Corp.	$ 1,310,202
17,800	Watson Pharmaceuticals, Inc. *	1,194,914
		2,505,116
	RETAIL - 6.1%
25,900	Best Buy Co., Inc.	714,840
13,400	Kohl's Corp.	733,114
23,000	Wal-Mart Stores, Inc.	1,212,330
		2,660,284
	SEMICONDUCTORS - 2.8%
55,228	Intel Corp.	1,233,241

	SOFTWARE - 4.6%
42,300	Microsoft Corp.	1,159,020
27,000	Oracle Corp.	825,660
		1,984,680
	TELEPHONE - INTERGRATED - 3.2%
47,145	AT&T, Inc.	1,379,463

	TOBACCO - 1.6%
9,595	Philip Morris International, Inc.	682,876

	TOTAL COMMON STOCKS (Cost - $31,967,438)	42,456,016

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
813,440	AIM STIT-STIC Prime Portfolio - 0.02% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $813,440)	813,440

	TOTAL INVESTMENTS - 99.9% (Cost - $32,780,878)	$ 43,269,456
	ASSETS LESS OTHER LIABILITIES - 0.1%	27,597
	NET ASSETS - 100.0%	$ 43,297,053

*	Non-income producing security.
+	Variable rate security, Interest rate as of July 31, 2011.
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 11,314,565
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(825,987)
	Net unrealized appreciation:	$ 10,488,578

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Real Estate Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 99.03%
	REITS - APARTMENTS - 12.29%
2,500	Apartment Investment & Management Co.	$ 68,250
3,340	AvalonBay Communities, Inc.	448,195
1,400	BRE Properties, Inc.	73,472
800	Camden Property Trust	53,656
9,100	Equity Residential	562,562
700	Essex Property Trust, Inc.	98,252
10,300	UDR, Inc.	270,993
		1,575,380
	REITS - DIVERSIFIED - 15.39%
16,600	CapLease, Inc.	73,870
1,500	Digital Realty Trust, Inc.	91,815
12,700	DuPont Fabros Technology, Inc.	323,723
22,900	Lexington Realty Trust	192,360
7,700	Liberty Property Trust	261,492
15,400	Mission West Properties, Inc.	124,740
12,286	One Liberty Properties, Inc.	189,941
1,600	PS Business Parks, Inc.	90,896
5,811	Vornado Realty Trust	543,619
2,500	Washington Real Estate Investment Trust	80,050
		1,972,506
	REITS - HEALTH CARE - 8.72%
11,400	HCP, Inc.	418,722
3,000	Health Care REIT, Inc.	158,340
8,200	Senior Housing Properties Trust	196,308
6,343	Ventas, Inc.	343,347
		1,116,717
	REITS - HOTELS - 11.11%
32,500	Ashford Hospitality Trust, Inc.	354,250
24,300	Hospitality Properties Trust	613,575
13,826	Host Hotels & Resorts, Inc.	219,142
26,600	Sunstone Hotel Investors, Inc. *	237,006
		1,423,973
	REITS - MANUFACTURED HOMES - 1.44%
4,200	Sun Communities, Inc.	160,734
2,200	UMH Properties, Inc.	23,496
		184,230
	Dunham Real Estate Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	REITS - OFFICE PROPERTY - 18.56%
4,400	Boston Properties, Inc.	$ 472,384
13,600	Brandywine Realty Trust	163,064
17,375	CommonWealth REIT	410,397
5,300	Highwoods Properties, Inc.	182,479
13,100	Mack-Cali Realty Corp.	435,837
8,300	Parkway Properties, Inc.	146,329
10,100	Piedmont Office Realty Trust, Inc. - Cl. A	207,555
4,400	SL Green Realty Corp.	360,888
		2,378,933
	REITS - REGIONAL MALLS - 19.65%
12,200	CBL & Associates Properties, Inc.	216,672
12,000	General Growth Properties, Inc.	201,720
2,612	Macerich Co.	138,776
25,400	Pennsylvania Real Estate Investment Trust	370,840
13,191	Simon Property Group, Inc.	1,589,647
		2,517,655
	REITS - SHOPPING CENTERS - 2.64%
600	Federal Realty Investment Trust	52,404
8,681	Kimco Realty Corp.	165,199
26,500	Kite Realty Group Trust	120,310
		337,913
	REITS - SINGLE TENANT - 0.98%
5,400	Getty Realty Corp.	125,280

	REITS - STORAGE - 5.09%
3,982	Public Storage	476,367
1,100	Sovran Self Storage, Inc.	44,605
12,300	U-Store-It Trust	130,995
		651,967
	REITS - WAREHOUSE - 3.16%
2,500	First Industrial Realty Trust, Inc. *	29,625
10,544	ProLogis, Inc.	375,683
		405,308

	TOTAL COMMON STOCK (Cost - $9,446,065)	12,689,862

	Dunham Real Estate Stock Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	SHORT-TERM INVESTMENTS - 0.14%
	MONEY MARKET FUND - 0.14%
17,845	Fidelity Institutional Money Market Funds - Government Portfolio, 0.00% +	$ 17,845
	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,845)	17,845

	TOTAL INVESTMENTS - 99.17% (Cost - $9,463,910)	$ 12,707,707
	OTHER ASSETS LESS LIABILITIES - 0.83%	106,412
	NET ASSETS - 100.00%	$ 12,814,119

	+ Variable rate security- interest rate is as of July 31, 2011.
	* Non-Income producing security.
	REIT - Real Estate Investment Trust.
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 3,352,190
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(108,393)
	Net unrealized appreciation	$ 3,243,797

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares	Securitiy	Market Value

	COMMON STOCK - 95.2%
	AEROSPACE/DEFENSE - 1.4%
38,769	BAE Systems PLC	$ 193,413
14,786	Cobham PLC	49,380
41,509	Rolls-Royce Holdings PLC *	443,886
		686,679
	AGRICULTURE - 1.2%
4,300	British American Tobacco Malaysia Bhd	67,318
53	Japan Tobacco, Inc.	239,551
2,183	KT&G Corp.	135,951
3,800	Swedish Match AB	141,404
		584,224
	AIRLINES - 0.5%
12,947	Deutsche Lufthansa AG	260,994
1	Turk Hava Yollari *	2
		260,996
	APPAREL - 0.1%
201	Christian Dior SA	32,167

	AUTO MANUFACTURERS - 7.3%
1,581	Bayerische Motoren Werke AG	158,265
10,000	Daihatsu Motor Co. Ltd.	174,690
38,950	Fiat SpA	385,352
37,000	Fuji Heavy Industries Ltd.	295,446
17,000	Hino Motors Ltd.	105,195
2,763	Hyundai Motor Co.	615,257
45,000	Isuzu Motors Ltd.	222,585
12,650	Kia Motors Corp.	927,608
8,329	Peugeot SA	316,148
7,364	Renault SA	393,426
		3,593,972
	AUTO PARTS & EQUIPMENT - 6.3%
6,600	Aisin Seiki Co. Ltd.	252,591
9,400	Bridgestone Corp.	233,210
6,467	Cie Generale des Etablissements Michelin	543,798
916	Continental AG *	91,357
5,100	Denso Corp.	180,752
32,145	GKN PLC	118,233
2,050	Hankook Tire Co. Ltd.	83,383
529	Hyundai Mobis	190,481
210	Hyundai Wia Corp. *	32,165
9,400	JTEKT Corp.	137,435
6,000	Koito Manufacturing Co. Ltd.	102,870
311	Mando Corp.	61,434
2,854	Nokian Renkaat OYJ	133,672
5,531	Pirelli & C SpA	57,425
12,300	Sumitomo Electric Industries Ltd.	183,131
10,500	Sumitomo Rubber Industries Ltd.	135,941
2,600	Toyota Industries Corp.	84,515
7,417	Valeo SA	454,976
		3,077,369
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Securitiy	Market Value

	BANKS - 2.3%
5,241	ABSA Group Ltd.	$ 102,596
168	Banco Santander Chile - ADR	15,621
12,471	Bank Handlowy w Warszawie SA	368,636
18,417	Bank of Cyprus Plc	40,268
253	CaixaBank	1,463
25,099	Credit Agricole SA	308,524
133	Komercni Banka AS	29,658
41,107	Natixis	186,723
1,686	OTP Bank PLC	48,857
549	Societe Generale SA	27,211
		1,129,557

	CHEMICALS - 3.2%
3,420	Akzo Nobel NV	209,179
2,296	Bayer AG	183,923
4,423	Koninklijke DSM NV	251,110
886	LG Chem Ltd.	395,179
31,000	Mitsui Chemicals, Inc.	117,416
75,100	Petronas Chemicals Group Bhd	173,193
24,800	PTT Chemical PCL	134,913
648	Solvay SA	97,703
		1,562,616
	COAL - 1.5%
127,500	Indo Tambangraya Megah PT	755,258

	COMMERCIAL SERVICES - 0.5%
16,000	Dai Nippon Printing Co. Ltd.	181,198
1,502	Edenred	43,307
		224,505
	DISTRIBUTION/WHOLESALE - 0.9%
97,800	Sojitz Corp.	192,931
9,200	Toyota Tsusho Corp.	160,615
3,442	Wolseley PLC	102,375
		455,921
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
4,023	Investec Ltd.	32,288
36,333	Investec PLC	286,073
44,130	Man Group PLC	160,901
102,579	Old Mutual PLC	213,188
8,200	Redecard SA	142,319
5,134	Schroders PLC	136,901
		971,670
	ELECTRIC - 1.0%
163,800	Aboitiz Power Corp.	126,273
12,700	Centrais Eletricas Brasileiras SA	151,672
8,886	Cia Energetica de Minas Gerais - ADR	171,500
		449,445
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
16,000	Mitsubishi Electric Corp.	188,427

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Securitiy	Market Value

	ELECTRONICS - 0.2%
26,230	Laird PLC	$ 80,771

	ENGINEERING & CONSTRUCTION - 0.2%
9,625	Sacyr Vallehermoso SA	79,509

	ENTERTAINMENT - 0.3%
8,549	OPAP SA	142,003

	FOOD - 1.9%
21,000	Ajinomoto Co., Inc.	259,623
2,684	BIM Birlesik Magazalar AS	91,113
1,389	Kerry Group PLC	57,453
685	Kesko OYJ	26,616
9,842	Koninklijke Ahold NV	131,224
8,000	Nippon Meat Packers, Inc.	111,010
3,085	Saputo Inc.	144,756
5,790	Shoprite Holdings Ltd.	89,645
		911,440
	FOOD SERVICE - 0.5%
27,709	Compass Group PLC	260,985

	FOREST PRODUCTS & PAPER - 0.2%
14,316	Sappi Ltd. *	64,890
2,708	UPM-Kymmene OYJ	42,255
		107,145
	HAND/MACHINE TOOLS - 0.2%
3,862	Finning International Inc.	110,754

	HEALTHCARE-PRODUCTS - 1.2%
1,025	Cie Generale d'Optique Essilor International SA	82,251
1,201	Coloplast A/S	184,884
1,638	Fresenius SE & Co. KGaA	175,479
7,074	Smith & Nephew PLC	74,535
480	Smith & Nephew PLC - ADR	25,435
710	William Demant Holding A/S *	62,299
		604,883
	HEALTHCARE-SERVICES - 0.0%
90	BioMerieux	9,966

	HOLDING COMPANIES-DIVERSIFIED - 1.4%
9,272	Imperial Holdings Ltd.	158,691
96,434	KOC Holding AS	400,932
120	LG Corp.	8,972
7,192	Remgro Ltd.	118,715
		687,310
	HOME BUILDERS - 0.2%
13,000	Sekisui Chemical Co. Ltd.	119,792

	HOME FURNISHINGS - 0.2%
22,671	Arcelik AS	102,748
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Securitiy	Market Value

	HOUSEWARES - 0.3%
65,237	Turkiye Sise ve Cam Fabrikalari AS	$ 141,145

	INSURANCE - 6.1%
596	Admiral Group PLC	15,145
52,072	Aviva PLC	339,848
34,622	AXA SA	648,600
1,552	Baloise Holding AG	154,159
1,985	CNP Assurances	38,257
760	Dongbu Insurance Co. Ltd.	37,721
3,219	Hannover Rueckversicherung AG	167,275
5,047	MMI Holdings Ltd.	12,767
1,257	Muenchener Rueckversicherungs AG	185,742
869	Prudential PLC	9,805
9,411	Sampo OYJ	287,027
1,017	Samsung Fire & Marine Insurance Co. Ltd.	230,104
34,544	Sanlam Ltd.	138,890
4,625	SCOR SE	119,190
2,077	Swiss Life Holding AG *	307,955
4,833	Swiss Reinsurance Co. Ltd. *	267,623
		2,960,108
	INTERNET - 0.2%
5,215	United Internet AG	106,178

	INVESTMENT COMPANIES - 0.4%
9,143	Discount Investment Corp.	126,439
10,194	Resolution Ltd.	46,182
		172,621
	IRON/STEEL - 1.2%
9,921	ArcelorMittal South Africa Ltd.	101,583
1,850	Dongkuk Steel Mill Co. Ltd.	69,622
2,000	Kobe Steel Ltd.	4,406
2,292	Kumba Iron Ore Ltd.	173,847
4,283	Voestalpine AG	222,018
		571,476
	LEISURE TIME - 0.8%
4,200	Sega Sammy Holdings, Inc.	90,039
17,400	Yamaha Corp.	205,330
5,700	Yamaha Motor Co. Ltd. *	110,210
		405,579
	LODGING - 0.3%
48,000	SJM Holdings Ltd.	120,694

	MACHINERY-DIVERSIFIED - 0.1%
13,000	IHI Corp.	34,935

	MEDIA - 0.8%
153,500	BEC World PCL	211,586
55,903	ITV PLC *	64,055
2,099	Kabel Deutschland Holding AG *	118,303
3,022	PagesJaunes Groupe	24,017
		417,961
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Securitiy	Market Value

	METAL FABRICATE/HARDWARE - 0.9%
20,690	Tenaris SA	$ 454,139

	MINING - 4.8%
2,347	African Rainbow Minerals Ltd.	65,979
52,500	Aneka Tambang Tbk PT	12,322
483	Antofagasta PLC	11,111
4,164	Boliden AB	72,012
3,316	Cia de Minas Buenaventura SA - ADR	135,757
4,323	Fresnillo PLC	124,257
9,784	Gold Fields Ltd.	152,533
3,040	Gold Fields Ltd. - ADR	47,001
31,600	Grupo Mexico SAB de CV	116,724
8,812	KGHM Polska Miedz SA	603,674
1,729	MMC Norilsk Nickel OJSC - ADR *	46,752
4,946	OZ Minerals Ltd.	73,925
8,954	Southern Copper Corp.	305,869
9,334	Umicore SA	476,130
2,575	Vale SA - ADR	83,533
		2,327,579
	MISCELLANEOUS MANUFACTURING - 1.2%
6,365	IMI PLC	109,404
13,200	Nikon Corp.	308,960
4,400	Olympus Corp.	156,054
610	Smiths Group PLC	11,355
		585,773
	OIL & GAS - 9.3%
645	CNOOC Ltd. - ADR	143,390
2,753	Ecopetrol SA - ADR	116,314
75,092	Gazprom OAO - ADR *	1,080,574
1,400	Idemitsu Kosan Co. Ltd.	162,134
1,774	Lukoil OAO - ADR	119,124
884	OMV AG	35,285
4,276	Polski Koncern Naftowy Orlen S.A. *	71,738
53,300	PTT Aromatics & Refining PCL	75,892
11,200	PTT PCL	130,089
19,490	Repsol YPF SA	615,491
1,787	Repsol YPF SA - ADR	56,219
45,016	Rosneft Oil Co. - GDR	381,808
7,331	Sasol Ltd.	366,355
78	Sasol Ltd. - ADR	3,912
887	SK Holdings Co. Ltd.	152,737
3,297	Surgutneftegas OJSC - ADR *	33,465
28,600	Thai Oil PCL	73,392
6,507	Total SA	352,158
4,522	Total SA - ADR	244,505
14,255	Tupras Turkiye Petrol Rafinerileri AS	344,720
		4,559,302
	PHARMACEUTICALS - 10.9%
1,034	Actelion Ltd. *	52,423
23,707	AstraZeneca PLC	1,154,474
1,447	AstraZeneca PLC - ADR	70,194
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Securitiy	Market Value

	PHARMACEUTICALS - 10.9% (continued)
4,000	Daiichi Sankyo Co. Ltd.	$ 82,440
4,531	GlaxoSmithKline PLC	101,225
28,853	GlaxoSmithKline PLC - ADR	1,281,650
6,000	Kyowa Hakko Kirin Co. Ltd.	63,820
3,782	Novo Nordisk A/S	463,221
1,800	Ono Pharmaceutical Co. Ltd.	100,334
3,117	Orion OYJ	75,423
14,639	Sanofi	1,138,963
6,412	Sanofi - ADR	248,465
2,400	Santen Pharmaceutical Co. Ltd.	96,356
4,162	Shire PLC	144,737
4,800	Valeant Pharmaceuticals International, Inc.	264,536
		5,338,261
	REAL ESTATE - 0.2%
5,000	Cheung Kong Holdings Ltd.	76,224

	RETAIL - 4.7%
5,900	Aeon Co. Ltd.	74,105
8,180	Alimentation Couche Tard, Inc.	259,029
75,900	CP ALL PCL	125,955
103	E-Mart Co. Ltd. *	26,872
39,979	Enterprise Inns PLC *	36,332
35,237	Home Retail Group PLC	78,459
6,128	Inditex SA	554,842
32,600	Jollibee Foods Corp.	67,281
71,829	Kingfisher PLC	297,243
263	Lotte Shopping Co. Ltd.	113,443
10,800	Marui Group Co. Ltd.	88,207
3,281	Next PLC	127,788
51,316	Punch Taverns PLC *	53,416
9,900	Seven & I Holdings Co. Ltd.	281,546
8,400	UNY Co. Ltd.	82,279
11,804	Woolworths Holdings Ltd/South Africa	55,456
		2,322,253
	SEMICONDUCTORS - 2.5%
7,345	Advanced Semiconductor Engineering, Inc. - ADR *	39,002
21,822	ARM Holdings PLC	208,397
6,155	ARM Holdings PLC - ADR	177,202
5,600	ASM Pacific Technology Ltd.	61,413
81	ASML Holding NV	2,889
1,056	ASML Holding NV - ADR	37,646
8,300	Elpida Memory, Inc. *	76,414
21,091	Infineon Technologies AG	211,909
409,727	Macronix International	204,616
13,517	Siliconware Precision Industries Co. - ADR	66,639
18,201	STMicroelectronics NV	143,690
1,128	STMicroelectronics NV - ADR	8,922
		1,238,739
	SOFTWARE - 0.2%
22,666	Sage Group PLC	102,041
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Securitiy	Market Value

	TELECOMMUNICATIONS - 14.0%
17,781	Bezeq The Israeli Telecommunication Corp. Ltd.	$ 43,120
168,525	BT Group PLC	555,417
157	BT Group PLC - ADR	5,161
67,093	Cable & Wireless Worldwide PLC	46,090
1,882	Cellcom Israel Ltd.	49,016
16,823	Deutsche Telekom AG	262,579
11,131	Inmarsat PLC	98,655
9,050	Mobile Telesystems OJSC - ADR	169,959
22,839	MTN Group Ltd.	492,243
13,400	Nippon Telegraph & Telephone Corp.	660,942
2,338	Nippon Telegraph & Telephone Corp. - ADR	57,842
53,432	Nokia OYJ	311,123
314	NTT DoCoMo, Inc.	579,483
2,208	NTT DoCoMo, Inc. - ADR	40,936
770,000	PCCW Ltd.	335,640
11,400	Softbank Corp.	443,992
70,000	StarHub Ltd.	164,049
540	Swisscom AG	259,538
3,239	Tele2 AB	68,923
87,385	Telecom Corp. of New Zealand Ltd.	200,578
9,846	Telenor ASA	164,843
1,542	Tim Participacoes SA - ADR	77,162
1,223	Turk Telekomunikasyon AS	5,167
5,124	VimpelCom Ltd. - ADR	63,538
23,182	Vivendi SA	555,107
201,608	Vodafone Group PLC	566,576
20,523	Vodafone Group PLC - ADR	576,696
		6,854,375
	TRANSPORTATION - 0.9%
17,447	Deutsche Post AG	308,445
24,000	Mitsui OSK Lines Ltd.	125,340
5,500	Orient Overseas International Ltd.	31,213
		464,998
	WATER - 0.3%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	59,939
1,577	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	94,131
		154,070

	TOTAL COMMON STOCK (Cost - $41,265,510)	46,598,563

	PREFERRED STOCK - 1.8%
	BEVERAGES - 0.9%
14,500	Cia de Bebidas das Americas	426,608

	ELECTRIC - 0.5%
5,100	Cia Energetica de Sao Paulo	105,264
5,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	126,299
		231,563
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Securitiy	Market Value

	AUTO MANUFACTURERS - 0.3%
1,194	Hyundai Motor Co.	$ 83,148
1,060	Hyundai Motor Co.	76,936
		160,084
	TELECOMMUNICATIONS - 0.1%
5,500	Brasil Telecom SA	46,948

	TOTAL PREFERRED STOCK (Cost - $537,264)	865,203

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
187,101	Fidelity Institutional Money Market Funds - Government Portfolio - 0.00% +	187,101
	TOTAL SHORT-TERM INVESTMENTS (Cost - $187,101)

	TOTAL INVESTMENTS - 97.4% (Cost - $41,989,875)	$ 47,650,867
	OTHER ASSETS LESS LIABILITIES - 2.6%	1,266,437
	NET ASSETS - 100.0%	$ 48,917,304

*	Non-income producing security.
+	Variable rate security, Interest rate as of July 31, 2011.
	ADR - American Depositary Receipt
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 7,875,255
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(2,214,263)
	Net unrealized appreciation:	$ 5,660,992

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
		Market
Shares	Security	Value
	COMMON STOCKS - 95.7%
	AEROSPACE/DEFENSE - 0.9%
4,850	Curtiss-Wright Corp.	$ 155,006

	APPAREL - 0.8%
2,500	Columbia Sportswear Co.	143,500

	AUTO PARTS & EQUIPMENT - 1.5%
16,050	Cooper Tire & Rubber Co.	270,603

	BANKS - 8.5%
19,540	Astoria Financial Corp.	227,641
8,500	Community Bank System, Inc.	213,860
29,600	Fulton Financial Corp.	300,440
7,350	Trustmark Corp.	160,157
5,835	Westamerica Bancorporation	273,837
9,290	Wintrust Financial Corp.	317,532
		1,493,467
	CHEMICALS - 5.3%
5,000	Arch Chemicals, Inc.	235,600
7,870	Cabot Corp.	307,717
4,070	Innophos Holdings, Inc.	196,174
5,000	Sensient Technologies Corp.	185,600
		925,091
	COMMERCIAL SERVICES - 5.7%
8,100	AO Smith Corp.	335,907
11,990	Brink's Co.	357,782
8,000	MAXIMUS Inc.	309,040
		1,002,729
	DISTRIBUTION/WHOLESALE - 2.1%
12,202	Owens & Minor, Inc.	372,161

	ELECTRIC - 3.1%
11,400	Portland General Electric Co.	282,492
8,370	UIL Holdings Corp.	267,254
		549,746
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
6,770	Belden, Inc.	249,474

	ELECTRONICS - 2.1%
16,050	CTS Corp.	157,771
7,838	Park Electrochemical Corp.	205,042
		362,813
	FOREST PRODUCTS & PAPER - 3.4%
11,400	Buckeye Technologies, Inc.	306,546
5,100	Schweitzer-Mauduit International, Inc.	286,161
		592,707
	GAS - 1.5%
5,275	South Jersey Industries, Inc.	266,388

	HAND/MACHINE TOOLS - 1.6%
6,630	Franklin Electric Co., Inc.	289,399

	HEALTHCARE-PRODUCTS - 5.6%
4,670	Cooper Cos, Inc.	357,208
11,830	Meridian Bioscience, Inc.	255,528
6,370	STERIS Corp.	222,886
3,400	West Pharmaceutical Services, Inc.	149,158
		984,780
	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
		Market
Shares	Security	Value
	HOUSEHOLD PRODUCTS - 3.2%
7,450	Ennis, Inc.	$ 130,673
195	Lancaster Colony Corp.	11,725
4,520	Toro, Co.	243,312
2,720	Tupperware Brands Corp.	169,973
		555,683
	INSURANCE - 10.8%
13,130	Alterra Capital Holdings Ltd.	286,103
28,210	American Equity Investment Life Holding Co.	334,853
11,450	Endurance Specialty Holdings Ltd.	466,473
7,745	Platinum Underwriters Holdings Ltd.	266,041
10,400	Protective Life Corp.	221,104
4,870	StanCorp Financial Group, Inc.	161,976
6,050	Unitrin, Inc.	170,428
		1,906,978
	IRON/STEEL - 1.2%
4,250	Schnitzer Steel Industries, Inc.	215,857

	MINING - 0.8%
13,250	Silvercorp Metals, Inc.	137,270

	OIL & GAS - 3.3%
4,350	Berry Petroleum Co.	249,472
25,250	Penn Virginia Corp.	331,280
		580,752
	PACKAGING & CONTAINERS - 1.5%
8,880	Temple-Inland, Inc.	266,578

	PHARMACEUTICALS - 2.5%
12,000	Medicis Pharmaceutical Corp.	446,160

	REITS - 10.3%
5,540	American Campus Communities, Inc.	206,199
24,880	Brandywine Realty Trust	298,311
4,000	Equity Lifestyle Properties, Inc.	260,640
13,050	First Potomac Realty Trust	203,841
9,000	Government Properties Income Trust	222,570
6,550	LTC Properties, Inc.	177,833
5,960	Mack-Cali Realty Corp.	198,289
31,660	MFA Financial, Inc.	237,133
		1,804,816
	RETAIL - 8.7%
10,440	Bob Evans Farms, Inc.	360,598
4,140	Cash America International, Inc.	231,674
21,040	Finish Line, Inc.	448,152
14,720	Regis Corp.	218,592
15,202	Stage Stores, Inc.	270,596
		1,529,612
	SOFTWARE - 1.5%
10,070	Blackbaud, Inc.	255,778

	TELECOMMUNICATIONS - 1.9%
9,535	Plantronics, Inc.	326,574

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
		Market
Shares	Security	Value
	TRANSPORTATION - 4.8%
7,500	Bristow Group, Inc.	$ 363,600
13,400	Teekay Tankers Ltd. - Cl. A	109,746
6,970	Tidewater, Inc.	378,750
		852,096
	TRUCKING & LEASING - 1.7%
7,395	GATX Corp.	291,585

	TOTAL COMMON STOCKS (Cost - $13,722,008)	16,827,603

	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 4.3%
762,682	Fidelity Institutional Money Market Funds - Government Portfolio - 0.00% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $762,682)	762,682

	TOTAL INVESTMENTS - 100.0% (Cost - $14,484,690)	$ 17,590,285
	OTHER LIABILITIES LESS ASSETS - 0.0%	(6,308)
	NET ASSETS - 100.0%	$ 17,583,977

+	Variable rate security, Interest rate as of July 31, 2011.
	REIT - Real Estate Investment Trust
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 3,354,042
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(248,447)
	Net unrealized appreciation:	$ 3,105,595

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Large Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 99.21%
	AEROSPACE/DEFENSE - 6.66%
12,966	Goodrich Corp.	$ 1,233,585
11,461	Rockwell Collins, Inc.	631,387
6,497	United Technologies Corp.	538,211
		2,403,183
	BANKS - 2.61%
33,696	Wells Fargo & Co.	941,466

	BEVERAGES - 5.81%
16,751	Anheuser-Busch InBev NV - ADR	964,523
17,713	PepsiCo, Inc.	1,134,340
		2,098,863
	CHEMICALS - 4.91%
10,087	Air Products & Chemicals, Inc.	895,020
8,476	Praxair, Inc.	878,453
		1,773,473
	COMMERCIAL SERVICES - 4.12%
20,987	CoreLogic, Inc.	331,175
18,203	Paychex, Inc.	513,871
7,535	Visa, Inc. - Cl. A	644,544
		1,489,590
	COMPUTERS - 5.32%
3,123	Apple, Inc. *	1,219,469
14,730	NetApp, Inc. *	699,970
		1,919,439
	COSMETICS/PERSONAL CARE - 2.04%
11,966	Procter & Gamble Co.	735,789

	ELECTRONICS - 2.82%
16,970	Thermo Fisher Scientific, Inc. *	1,019,727

	HEALTHCARE-PRODUCTS - 8.48%
15,004	Baxter International, Inc.	872,783
3,662	CR Bard, Inc.	361,366
15,581	Johnson & Johnson	1,009,493
17,583	St Jude Medical, Inc.	817,609
		3,061,251

	Dunham Large Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	INSURANCE - 7.78%
14,676	Berkshire Hathaway, Inc. *	$ 1,088,519
60,679	First American Financial Corp.	970,257
1,877	Markel Corp. *	751,588
		2,810,364
	INTERNET - 1.98%
1,186	Google, Inc. - Cl. A *	715,976

	MACHINERY-CONSTRUCTION & MINING - 2.80%
10,743	Joy Global, Inc.	1,008,983

	MEDIA - 3.81%
14,717	Viacom, Inc.	712,597
17,135	Walt Disney Co.	661,754
		1,374,351
	MISCELLANEOUS MANUFACTURING - 2.99%
20,354	Honeywell International, Inc.	1,080,797

	OIL & GAS - 6.79%
8,189	Chevron Corp.	851,820
20,056	Exxon Mobil Corp.	1,600,268
		2,452,088
	PHARMACEUTICALS - 1.52%
9,001	Novartis AG - ADR	550,861

	RETAIL - 4.53%
39,916	Lowe's Cos, Inc.	861,387
15,055	Target Corp.	775,182
		1,636,569
	SEMICONDUCTORS - 3.70%
23,826	Intel Corp.	532,035
34,989	Maxim Integrated Products, Inc.	803,347
		1,335,382
	SOFTWARE - 11.08%
22,801	Adobe Systems, Inc. *	632,044
19,709	Autodesk, Inc. *	677,990
46,230	Microsoft Corp.	1,266,702
46,533	Oracle Corp.	1,422,979
		3,999,715

	Dunham Large Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	TELECOMMUNICATIONS - 5.45%
21,624	American Tower Corp. - Class A *	$ 1,135,909
15,200	Qualcomm, Inc.	832,656
		1,968,565
	TRANSPORTATION - 4.01%
10,049	FedEx Corp.	873,057
5,592	Union Pacific Corp.	573,068
		1,446,125

	TOTAL COMMON STOCK (Cost - $32,353,198)	35,822,557

	SHORT-TERM INVESTMENTS - 0.39%
	MONEY MARKET FUND - 0.39%
139,185	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.00% +	139,185
	TOTAL SHORT-TERM INVESTMENTS (Cost - $139,185)

	TOTAL INVESTMENTS - 99.60% (Cost - $32,492,383)	$ 35,961,742
	OTHER ASSETS LESS LIABILITIES - 0.40%	145,474
	NET ASSETS - 100.00%	$ 36,107,216

	+ Variable rate security- interest rate is as of July 31, 2011.
	* Non-Income producing security.
	ADR - American Depositary Reciept.
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 4,042,648
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(573,289)
	Net unrealized appreciation	$ 3,469,359

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 99.34%
	AIRLINES - 0.47%
1,824	Copa Holdings SA - Cl. A	$ 119,673

	APPAREL - 4.18%
3,754	Columbia Sportswear Co.	215,480
8,719	CROCS, Inc. *	273,166
2,904	Deckers Outdoor Corp. *	288,222
7,341	Oxford Industries, Inc.	287,620
		1,064,488
	AUTO MANUFACTURERS - 0.52%
17,761	Wabash National Corp. *	133,385

	AUTO PARTS & EQUIPMENT - 0.88%
3,536	WABCO Holdings, Inc. *	222,945

	BANKS - 1.01%
4,347	Signature Bank/New York NY *	257,169

	BEVERAGES - 1.09%
3,607	Hansen Natural Corp. *	276,368

	BIOTECHNOLOGY - 2.51%
5,119	Alexion Pharmaceuticals, Inc. *	290,759
8,407	Complete Genomics, Inc. *	104,163
7,145	Cubist Pharmaceuticals, Inc. *	242,716
		637,638
	CHEMICALS - 1.05%
6,678	TPC Group, Inc. *	268,122

	COMMERCIAL SERVICES - 7.80%
4,842	Advisory Board Co. *	259,241
12,695	Dollar Financial Corp. *	274,339
10,264	ExamWorks Group, Inc. *	224,576
10,652	Kenexa Corp. *	272,372
5,800	MAXIMUS, Inc.	224,054
8,050	RPX Corp. *	215,337
14,892	ServiceSource International, Inc. *	277,885
8,817	SuccessFactors, Inc. *	238,059
		1,985,863

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	COMPUTERS - 4.34%
10,270	3D Systems Corp. *	$ 219,881
21,104	Electronics for Imaging, Inc. *	363,200
10,407	Fortinet, Inc. *	211,470
10,942	RealD, Inc. *	169,382
5,462	Stratasys, Inc. *	139,281
		1,103,214
	DIVERSIFIED FINANCIAL SERVICES - 1.92%
11,473	Financial Engines, Inc. *	272,598
2,664	Portfolio Recovery Associates, Inc. *	215,598
		488,196
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.56%
4,798	Universal Display Corp. *	143,508

	ELECTRONICS - 2.88%
3,793	Coherent, Inc. *	182,178
8,390	Imax Corp. *	159,074
5,056	OSI Systems, Inc. *	208,762
7,456	PerkinElmer, Inc.	182,374
		732,388
	ENGINEERING & CONSTRUCTION - 1.93%
7,401	KBR, Inc.	263,846
9,322	MYR Group, Inc. *	226,431
		490,277
	FOOD - 0.81%
5,767	Fresh Market, Inc. *	204,901

	HEALTHCARE-PRODUCTS - 9.15%
13,183	ABIOMED, Inc. *	217,651
9,701	Align Technology, Inc. *	213,325
16,974	Caliper Life Sciences, Inc. *	138,338
15,259	DexCom, Inc. *	216,373
665	Intuitive Surgical, Inc. *	266,366
10,577	NxStage Medical, Inc. *	194,617
31,901	OraSure Technologies, Inc. *	293,489
9,195	SonoSite, Inc. *	300,309
15,906	Syneron Medical Ltd. *	192,781
4,216	Zoll Medical Corp. *	293,687
		2,326,936

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	HEALTHCARE-SERVICES - 1.90%
11,467	Bio-Reference Labs, Inc. *	$ 228,652
5,651	IPC The Hospitalist Co. *	255,595
		484,247
	HOME FURNISHINGS - 1.80%
15,201	Select Comfort Corp. *	255,681
10,514	Skullcandy, Inc. *	202,710
		458,391
	HOUSEHOLD PRODUCTS/WARES - 1.08%
3,736	SodaStream International Ltd. *	274,036

	INTERNET - 7.14%
6,154	Ancestry.com, Inc. *	219,144
5,937	BroadSoft, Inc. *	173,420
10,582	comScore, Inc. *	230,793
9,309	Expedia, Inc.	295,002
12,333	ReachLocal, Inc. *	224,337
15,612	Sapient Corp. *	217,319
4,039	Shutterfly, Inc. *	219,722
8,299	Vocus, Inc. *	237,102
		1,816,839
	LEISURE TIME - 1.23%
2,649	Polaris Industries, Inc.	314,039

	MACHINERY-DIVERSIFIED - 7.30%
6,348	Altra Holdings, Inc. *	141,179
5,300	Cascade Corp.	264,947
6,009	Chart Industries, Inc. *	318,838
4,989	Kadant, Inc. *	131,261
12,981	Manitowoc Co.	181,604
5,370	Robbins & Myers, Inc.	259,049
6,781	Sauer-Danfoss, Inc. *	322,098
5,540	Tennant Co.	237,167
		1,856,143
	MISCELLANEOUS MANUFACTURING - 2.03%
7,593	Polypore International, Inc. *	516,324

	OIL & GAS - 4.66%
8,436	Approach Resources, Inc. *	218,998
10,123	Georesources, Inc. *	258,339
5,626	Swift Energy Co. *	214,351
9,714	W&T Offshore, Inc.	263,249
3,949	Whiting Petroleum Corp. *	231,411
		1,186,348
	OIL & GAS SERVICES - 1.78%
2,416	Dawson Geophysical Co. *	95,891
12,123	ION Geophysical Corp. *	122,927
2,875	Lufkin Industries, Inc.	234,255
		453,073

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	PHARMACEUTICALS - 5.08%
9,322	Impax Laboratories, Inc. *	$ 197,440
7,403	Questcor Pharmaceuticals, Inc. *	229,863
12,082	Sagent Pharmaceuticals, Inc. *	336,725
4,090	SXC Health Solutions Corp. *	258,202
4,027	Watson Pharmaceuticals, Inc. *	270,333
		1,292,563
	RETAIL - 7.72%
14,294	Body Central Corp. *	307,178
3,684	Buffalo Wild Wings, Inc. *	234,044
5,534	Coinstar, Inc. *	270,391
5,852	DSW Inc. - Cl. A *	310,039
3,219	Francesca's Holdings Corp. *	84,531
4,214	Pricesmart, Inc.	246,603
7,212	Rue21, Inc. *	237,058
7,581	Vera Bradley, Inc. *	274,963
		1,964,807
	SEMICONDUCTORS - 1.96%
7,567	Omnivision Technologies, Inc. *	221,259
10,922	Skyworks Solutions, Inc. *	276,436
		497,695
	SOFTWARE - 9.04%
10,192	Ariba, Inc. *	337,049
15,080	Aspen Technology, Inc. *	233,740
6,560	Interactive Intelligence Group *	249,346
12,518	Nuance Communications, Inc. *	250,485
4,008	Open Text Corp. *	270,780
8,077	RealPage, Inc. *	194,252
5,585	Red Hat, Inc. *	235,017
7,552	RightNow Technologies, Inc. *	256,315
16,585	Velti PLC *	273,818
		2,300,802
	TELECOMMUNICATIONS - 2.47%
5,161	Anixter International, Inc.	322,150
3,219	IPG Photonics Corp. *	193,752
52,119	Powerwave Technologies, Inc. *	113,098
		629,000
	TRANSPORTATION - 2.74%
4,185	Gulfmark Offshore, Inc. *	203,977
6,375	HUB Group, Inc. *	226,185
7,221	Old Dominion Freight Line, Inc. *	267,538
		697,700

	Dunham Small Cap Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2011
Shares	Security	Market Value

	TRUCKING & LEASING - 0.31%
3,851	Greenbrier Cos, Inc. *	$ 77,482

	TOTAL COMMON STOCK (Cost - $23,566,811)	25,274,560

	SHORT-TERM INVESTMENTS - 2.81%
	MONEY MARKET FUND - 2.81%
714,974	Fidelity Institutional Money Market Funds - Government Portfolio, 0.00% +	714,974
	TOTAL SHORT-TERM INVESTMENTS (Cost - $714,974)

	TOTAL INVESTMENTS - 102.15% (Cost - $24,281,785)	$ 25,989,534
	OTHER LIABILITIES LESS ASSETS - (2.15%)	(546,966)
	NET ASSETS - 100.00%	$ 25,442,568

	* Non-Income producing security.
	ADR - American Depositary Reciept.
	+ Variable rate security- interest rate is as of July 31, 2011.
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 2,946,534
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(1,238,785)
	Net unrealized appreciation	$ 1,707,749

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 90.8%
	AUTO MANUFACTURERS - 3.7%
489,200	Brilliance China Automotive Holdings Ltd. *	$ 622,227
817	Hyundai Motor Co.	181,927
		804,154
	AUTO PARTS & EQUIPMENT - 3.5%
2,100	Hyundai Mobis	756,164

	BANKS - 7.7%
101,900	Banco de Oro Unibank, Inc.	154,635
1,500	Banco Santander Chile - ADR	139,470
2,500	BanColombia SA - ADR	165,750
192,500	Bank Rakyat Indonesia Persero Tbk PT	155,794
7,500	ICICI Bank Ltd. - ADR	349,275
334,000	Industrial & Commercial Bank of China	253,622
39,000	Kasikornbank PCL - NVDR	184,066
95,969	Metropolitan Bank & Trust	175,163
2,700	OTP Bank PLC	78,240
		1,656,015
	BEVERAGES - 2.0%
5,200	Cia de Bebidas das Americas - ADR	156,104
3,700	Fomento Economico Mexicano SAB de CV - ADR	267,769
		423,873
	BUILDING MATERIALS - 6.8%
27,500	Anhui Conch Cement Co. Ltd.	128,287
368,000	China National Building Material Co. Ltd.	737,307
11,900	Duratex SA	88,219
108,500	Indocement Tunggal Prakarsa Tbk PT	196,933
279,500	Semen Gresik Persero Tbk PT	310,007
		1,460,753
	CHEMICALS - 1.0%
37,000	Nan Ya Plastics Corp.	102,280
1,600	Sociedad Quimica y Minera de Chile SA - ADR	102,912
		205,192
	COAL - 0.5%
26,000	Yanzhou Coal Mining Co. Ltd.	99,590

	COMMERCIAL SERVICES - 1.3%
8,000	Localiza Rent a Car SA	129,041
8,500	Multiplus SA	147,251
		276,292
	COMPUTERS - 0.5%
1,600	Infosys Ltd. - ADR	99,552

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
11,137	CETIP SA - Balcao Organizado de Ativos e Derivativos	188,982
1,740	Hana Financial Group, Inc.	68,260
		257,242
	ELECTRONICS - 2.3%
17,000	TPK Holding Co. Ltd. *	501,659

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security	Market Value

	ENGINEERING & CONSTRUCTION - 2.4%
691	Daelim Industrial Co. Ltd.	$ 82,688
73,800	DMCI Holdings, Inc.	78,822
1,457	Samsung Engineering Co. Ltd.	359,171
		520,681
	FOOD - 2.0%
188,000	Indofood Sukses Makmur Tbk PT	140,024
6,800	X5 Retail Group NV - GDR *	284,036
		424,060
	HEALTHCARE-PRODUCTS - 1.2%
23,000	Hengan International Group Co. Ltd.	199,698
48,000	Shandong Weigao Group Medical Polymer Co. Ltd.	65,722
		265,420
	HOLDING COMPANIES-DIVERSIFIED - 2.5%
22,000	Alfa SAB de CV	322,804
439,900	Alliance Global Group, Inc. *	120,894
13,668	Ayala Corp.	105,833
		549,531
	INSURANCE - 0.3%
7,000	Ping An Insurance Group Co.	68,066

	INTERNET - 6.2%
5,900	Baidu, Inc. - ADR *	926,713
15,900	Tencent Holdings Ltd.	412,718
		1,339,431
	IRON/STEEL - 1.7%
3,300	Evraz Group SA - GDR *	110,220
10,000	Mechel - ADR	248,800
		359,020
	LODGING - 0.5%
28,500	Genting Bhd	103,736

	MEDIA - 1.2%
5,000	Naspers Ltd.	266,594

	METAL FABRICATE/HARDWARE - 1.4%
35,000	Catcher Technology Co. Ltd.	305,451

	MINING - 7.5%
4,100	Antofagasta PLC	94,320
5,000	Fresnillo PLC	143,716
47,100	Grupo Mexico SAB de CV	173,979
9,700	Kazakhmys PLC	213,443
695	Korea Zinc Co. Ltd.	287,918
9,200	MMC Norilsk Nickel OJSC - ADR *	248,768
64,000	United Co. RUSAL PLC *	87,496
11,400	Vale SA - ADR	369,816
		1,619,456
	OIL & GAS - 13.2%
185,000	CNOOC Ltd.	411,757
15,500	Gazprom OAO - ADR *	223,045

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security	Market Value

	OIL & GAS - 13.2% (continued)
300	HRT Participacoes em Petroleo SA *	$ 279,694
4,900	KazMunaiGas Exploration Production - GDR	90,215
250,000	Kunlun Energy Co. Ltd.	417,943
4,200	Pacific Rubiales Energy Corp.	121,327
13,900	Petroleo Brasileiro SA - ADR	472,183
4,500	Polski Koncern Naftowy Orlen S.A. *	75,496
33,300	PTT Exploration & Production PCL - NVDR	205,194
23,400	QGEP Participacoes SA	261,946
871	S-Oil Corp.	123,183
3,300	Sasol Ltd.	164,912
		2,846,895
	OIL & GAS SERVICES - 1.2%
3,300	Eurasia Drilling Co. Ltd. - GDR	97,350
6,700	Petrofac Ltd.	153,550
		250,900
	REAL ESTATE - 2.4%
220,000	Ayala Land, Inc.	87,911
17,000	BR Malls Participacoes SA	195,238
54,000	China Overseas Land & Investment Ltd.	120,900
14,600	LSR Group - GDR	110,230
		514,279
	RETAIL - 7.8%
54,500	Astra International Tbk PT	451,359
186,600	Belle International Holdings Ltd.	407,244
14,900	Magazine Luiza SA *	132,859
20,000	Mr Price Group Ltd.	219,537
27,400	SM Investments Corp.	353,150
44,600	Wal-Mart de Mexico SAB de CV	123,311
		1,687,460
	SEMICONDUCTORS - 2.7%
80,991	Advanced Semiconductor Engineering, Inc. *	87,457
3,000	Hynix Semiconductor, Inc.	69,174
266	Samsung Electronics Co. Ltd.	213,049
84,000	Taiwan Semiconductor Manufacturing Co. Ltd.	208,597
		578,277
	SHIPBUILDING - 2.1%
180	Hyundai Heavy Industries Co. Ltd.	69,604
9,210	Samsung Heavy Industries Co. Ltd.	374,785
		444,389
	TELECOMMUNICATIONS - 3.5%
15,378	HTC Corp.	457,101
8,700	MTN Group Ltd.	187,509
3,255	Telecomunicacoes de Sao Paulo SA - ADR	103,249
		747,859
	TEXTILES - 0.5%
4,800	Cia Hering	102,107

	TOTAL COMMON STOCK (Cost - $15,727,615)	19,534,098

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Shares	Security	Market Value

	PREFERRED STOCK - 1.5%
	MINING - 1.5%
10,700	Vale SA	$ 314,807
	TOTAL PREFERRED STOCK (Cost - $87,382)

	WARRANTS - 5.5%
6,600	Axis Bank Ltd. *	199,771
27,400	DLF Ltd. *	143,238
63,300	Exide Industries Ltd. *	222,039
3,500	Industries Qatar *	132,833
129,900	Sberbank of Russia *	475,694
	TOTAL WARRANTS (Cost - $1,062,491)	1,173,575

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
471,389	First American Government Obligations Fund 0.00% +	471,389
	TOTAL SHORT-TERM INVESTMENTS (Cost - $471,389)

	TOTAL INVESTMENTS - 100.0% (Cost - $17,348,877)	$ 21,493,869
	OTHER ASSETS LESS LIABILITIES - 0.0%	7,861
	NET ASSETS - 100.0%	$ 21,501,730

*	Non-income producing security.
+	Variable rate security, Interest rate as of July 31, 2011.
	ADR - American Depositary Receipt
	NVDR - Non Voting Depositary Receipt
	GDR - Global Depositary Receipt
	At July 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 4,373,420
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(228,428)
	Net unrealized appreciation:	$ 4,144,992

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Notes & Bonds	$ -	$ 35,514,763	$ -	$ 35,514,763
Bank Loan	$ -	$ 1,827,851	$ -	$ 1,827,851
Mortgage Backed Securities	$ -	$ 6,124,895	$ -	$ 6,124,895
U.S. Government Agency	$ -	$ 18,239,934	$ -	$ 18,239,934
U.S. Treasury Obligation	$ -	$ 13,468,482	$ -	$ 13,468,482
Preferred Stock	$ 645,816	$ -	$ -	$ 645,816
Money Market	$ 790,082	$ -	$ -	$ 790,082
Total	$ 1,435,898	$ 75,175,925	$ -	$ 76,611,823

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 2,617,719	$ -	$ -	$ 2,617,719
Corporate Bonds	$ -	$ 64,474,384	$ -	$ 64,474,384
Money Market	$ 3,478,287	$ -	$ -	$ 3,478,287
Total	$ 6,096,006	$ 64,474,384	$ -	$ 70,570,390

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 99,732,768	$ -	$ -	$ 99,732,768
Preferred Stocks	$ 24,227,000	$ -	$ -	$ 24,227,000
Exchange Traded Funds	$ 1,430,156	$ -	$ -	$ 1,430,156
Purchased Options	$ 707,464	$ -	$ -	$ 707,464
Corporate Bonds	$ -	$ 12,335,562	$ -	$ 12,335,562
Money Market	$ 2,195,761	$ -	$ -	$ 2,195,761
Equity Swaps	$ 110,750	$ -	$ -	$ 110,750
Total	$ 128,403,899	$ 12,335,562	$ -	$ 140,739,461

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011

Monthly Distribution (Continued)
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 7,111,091	$ -	$ -	$ 7,111,091
Written Options	$ 2,161,755	$ -	$ -	$ 2,161,755
Total	$ 9,272,846	$ -	$ -	$ 9,272,846

Loss Averse Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,670,703	$ -	$ -	$ 7,670,703
Exchange Traded Funds	$ 2,393,360	$ -	$ -	$ 2,393,360
Total	$ 10,064,063	$ -	$ -	$ 10,064,063

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,260,564	$ -	$ -	$ 13,260,564
Preferred Stock	$ 1,927,471	$ -	$ -	$ 1,927,471
Convertible Bonds	$ -	$ 17,719,979	$ -	$ 17,719,979
Money Market	$ 1,200,856	$ -	$ -	$ 1,200,856
Total	$ 16,388,891	$ 17,719,979	$ -	$ 34,108,870

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 42,456,016	$ -	$ -	$ 42,456,016
Money Market	$ 813,440	$ -	$ -	$ 813,440
Total	$ 43,269,456	$ -	$ -	$ 43,269,456

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,689,862	$ -	$ -	$ 12,689,862
Money Market	$ 17,845	$ -	$ -	$ 17,845
Total	$ 12,707,707	$ -	$ -	$ 12,707,707

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,802,078	$ 40,796,485	$ -	$ 46,598,563
Preferred Stock	$ 705,119	$ 160,084	$ -	$ 865,203
Money Market	$ 187,101	$ -	$ -	$ 187,101
Total	$ 6,694,298	$ 40,956,569	$ -	$ 47,650,867

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,827,603	$ -	$ -	$ 16,827,603
Money Market	$ 762,682	$ -	$ -	$ 762,682
Total	$ 17,590,285	$ -	$ -	$ 17,590,285
Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,822,557	$ -	$ -	$ 35,822,557
Money Market	$ 139,185	$ -	$ -	$ 139,185
Total	$ 35,961,742	$ -	$ -	$ 35,961,742

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 25,274,560	$ -	$ -	$ 25,274,560
Money Market	$ 714,974	$ -	$ -	$ 714,974
Total	$ 25,989,534	$ -	$ -	$ 25,989,534

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,917,118	$ 13,616,980	$ -	$ 19,534,098
Preferred Stock	$ 314,807	$ -	$ -	$ 314,807
Warrants	$ 1,173,575	$ -	$ -	$ 1,173,575
Money Market	$ 471,389	$ -	$ -	$ 471,389
Total	$ 7,876,889	$ 13,616,980	$ -	$ 21,493,869

There were no significant transfers in to or out of Level 1 and 2 during the current period presented.
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

9/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

9/29/11

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

9/29/11